UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 205
49
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23901

Exact name of registrant as specified in charter:	PGIM Rock ETF Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	4/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM S&P 500 Buffer 12 ETF - January
(Formerly, PGIM US Large-Cap Buffer 12 ETF - January Prior To February 21, 2025)
TICKER SYMBOL:
JANP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains i
mport
ant information about the PGIM S&P 500 Buffer 12 ETF - January (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE
THE
FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – January	$22	0.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 7,866,264
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_JAN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	103.4%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(4.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - January

TICKER SYMBOL	JANP
CUSIP	69420N106
ETF1018E2_JAN

PGIM S&P 500 Buffer 20 ETF - January
(Formerly, PGIM US Large-Cap Buffer 20 ETF - January Prior To February 21, 2025)
TICKER SYMBOL:
PBJA
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important i
nfor
mation about the PGIM S&P 500 Buffer 20 ETF - January (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – January	$24	0.49%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 42,993,025
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_JAN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.8%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(2.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - January

TICKER SYMBOL	PBJA
CUSIP	69420N205
ETF1019E2_JAN

PGIM S&P 500 Buffer 12 ETF - February
(Formerly, PGIM US Large-Cap Buffer 12 ETF - February Prior To February 21, 2025)
TICKER SYMBOL:
FEBP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - February (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – February	$21	0.43%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 8,229,259
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_FEB

WHAT ARE SOME CHARACT
ERI
STICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	103.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - February

TICKER SYMBOL	FEBP
CUSIP	69420N304
ETF1018E2_FEB

PGIM S&P 500 Buffer 20 ETF - February
(Formerly, PGIM US Large-Cap Buffer 20 ETF - February Prior To February 21, 2025)
TICKER SYMBOL:
PBFB
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - February (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT
WERE
THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – February	$23	0.46%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 13,018,470
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_FEB

WHAT ARE SOME CHARAC
TE
RISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.0%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(3.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - February

TICKER SYMBOL	PBFB
CUSIP	69420N403
ETF1019E2_FEB

PGIM S&P 500 Buffer 12 ETF - March
(Formerly, PGIM US Large-Cap Buffer 12 ETF - March Prior To February 21, 2025)
TICKER SYMBOL:
MRCP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - March (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – March	$21	0.43%
WHAT ARE SOME KEY FUND STA
TIST
ICS AS OF 4/30/2025?

Fund’s net assets	$ 7,775,881
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_MAR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - March

TICKER SYMBOL	MRCP
CUSIP	69420N502
ETF1018E2_MAR

PGIM S&P 500 Buffer 20 ETF - March
(Formerly, PGIM US Large-Cap Buffer 20 ETF - March Prior To February 21, 2025)
TICKER SYMBOL:
PBMR
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - March (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093
from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – March	$22	0.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 12,313,927
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_MAR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.4%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(3.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by s
ca
nning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - March

TICKER SYMBOL	PBMR
CUSIP	69420N601
ETF1019E2_MAR

PGIM S&P 500 Buffer 12 ETF - April
(Formerly, PGIM US Large-Cap Buffer 12 ETF - April Prior To February 21, 2025)
TICKER SYMBOL:
APRP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - April (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE F
U
ND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – April	$21	0.43%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 8,728,903
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_APR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.5%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(5.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - April

TICKER SYMBOL	APRP
CUSIP	69420N700
ETF1018E2_APR

PGIM S&P 500 Buffer 20 ETF - April
(Formerly, PGIM US Large-Cap Buffer 20 ETF - April Prior To February 21, 2025)
TICKER SYMBOL:
PBAP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - April (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – April	$22	0.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 19,362,430
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_APR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Inve st ment	1.1%
Options Written	(5.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - April

TICKER SYMBOL	PBAP
CUSIP	69420N809
ETF1019E2_APR

PGIM S&P 500 Buffer 12 ETF - May
(Formerly, PGIM US Large-Cap Buffer 12 ETF - May Prior To February 21, 2025)
TICKER SYMBOL:
MAYP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - May (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – May	$21	0.42%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,046,324
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_MAY

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	103.0%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(3.1)%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional info
rma
tion at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - May

TICKER SYMBOL	MAYP
CUSIP	69420N882
ETF1018E2_MAY

PGIM S&P 500 Buffer 20 ETF - May
(Formerly, PGIM US Large-Cap Buffer 20 ETF - May Prior To February 21, 2025)
TICKER SYMBOL:
PBMY
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - May (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – May	$22	0.43%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,600,564
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_MAY

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.9%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(3.1)%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the
QR
code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - May

TICKER SYMBOL	PBMY
CUSIP	69420N874
ETF1019E2_MAY

PGIM S&P 500 Buffer 12 ETF - June
(Formerly, PGIM US Large-Cap Buffer 12 ETF - June Prior To February 21, 2025)
TICKER SYMBOL:
JUNP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - June (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a per cent age of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – June	$22	0.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,356,993
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_JUN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.4%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(0.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - June

TICKER SYMBOL	JUNP
CUSIP	69420N866
ETF1018E2_JUN

PGIM S&P 500 Buffer 20 ETF - June
(Formerly, PGIM US Large-Cap Buffer 20 ETF - June Prior To February 21, 2025)
TICKER SYMBOL:
PBJN
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - June (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – June	$21	0.42%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 8,985,336
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_JUN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HO
LDI
NGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.4%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(0.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - June

TICKER SYMBOL	PBJN
CUSIP	69420N858
ETF1019E2_JUN

PGIM S&P 500 Buffer 12 ETF - July
(Formerly, PGIM US Large-Cap Buffer 12 ETF - July Prior To February 21, 2025)
TICKER SYMBOL:
JULP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - July (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – July	$20	0.41%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 8,931,418
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_JUL

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.4%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Options Written	(0.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - July

TICKER SYMBOL	JULP
CUSIP	69420N841
ETF1018E2_JUL

PGIM S&P 500 Buffer 20 ETF - July
(Formerly, PGIM US Large-Cap Buffer 20 ETF - July Prior To February 21, 2025)
TICKER SYMBOL:
PBJL
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - July (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – July	$22	0.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 10,517,860
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_JUL

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.3%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(0.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - July

TICKER SYMBOL	PBJL
CUSIP	69420N833
ETF1019E2_JUL

PGIM S&P 500 Buffer 12 ETF - August
(Formerly, PGIM US Large-Cap Buffer 12 ETF - August Prior To February 21, 2025)
TICKER SYMBOL:
AUGP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - August (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – August	$20	0.41%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 5,015,784
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_AUG

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.6%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Options Written	(1.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - August

TICKER SYMBOL	AUGP
CUSIP	69420N825
ETF1018E2_AUG

PGIM S&P 500 Buffer 20 ETF - August
(Formerly, PGIM US Large-Cap Buffer 20 ETF - August Prior To February 21, 2025)
TICKER SYMBOL:
PBAU
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - August (the “Fund”) for the period of
November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – August	$20	0.41%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,081,707
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_AUG

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.9%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(0.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - August

TICKER SYMBOL	PBAU
CUSIP	69420N817
ETF1019E2_AUG

PGIM S&P 500 Buffer 12 ETF - September
(Formerly, PGIM US Large-Cap Buffer 12 ETF - September Prior To February 21, 2025)
TICKER SYMBOL:
SEPP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - September (the “Fund”) for the
period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – September	$21	0.42%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,289,852
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_SEP

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	100.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Options Written	(1.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - September

TICKER SYMBOL	SEPP
CUSIP	69420N791
ETF1018E2_SEP

PGIM S&P 500 Buffer 20 ETF - September
(Formerly, PGIM US Large-Cap Buffer 20 ETF - September Prior To February 21, 2025)
TICKER SYMBOL:
PBSE
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - September (the “Fund”) for the
period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – September	$21	0.43%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 5,771,065
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_SEP

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	100.6%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(1.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - September

TICKER SYMBOL	PBSE
CUSIP	69420N783
ETF1019E2_SEP

PGIM S&P 500 Buffer 12 ETF - October
(Formerly, PGIM US Large-Cap Buffer 12 ETF - October Prior To February 21, 2025)
TICKER SYMBOL:
OCTP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - October (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-209
3 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – October	$21	0.42%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,800,728
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_OCT

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.7%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(2.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - October

TICKER SYMBOL	OCTP
CUSIP	69420N742
ETF1018E2_OCT

PGIM S&P 500 Buffer 20 ETF - October
(Formerly, PGIM US Large-Cap Buffer 20 ETF - October Prior To February 21, 2025)
TICKER SYMBOL:
PBOC
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - October (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – October	$23	0.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 7,339,412
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_OCT

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	100.6%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(1.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - October

TICKER SYMBOL	PBOC
CUSIP	69420N775
ETF1019E2_OCT

PGIM S&P 500 Buffer 12 ETF - November
(Formerly, PGIM US Large-Cap Buffer 12 ETF - November Prior To February 21, 2025)
TICKER SYMBOL:
NOVP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - November (the “Fund”) for the
period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – November	$21	0.42%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 5,039,234
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_NOV

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.3%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Options Written	(3.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - November

TICKER SYMBOL	NOVP
CUSIP	69420N734
ETF1018E2_NOV

PGIM S&P 500 Buffer 20 ETF - November
(Formerly, PGIM US Large-Cap Buffer 20 ETF - November Prior To February 21, 2025)
TICKER SYMBOL:
PBNV
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - November (the “Fund”) for the
period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – November	$20	0.40%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 7,682,816
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_NOV

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.1%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(2.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - November

TICKER SYMBOL	PBNV
CUSIP	69420N767
ETF1019E2_NOV

PGIM S&P 500 Buffer 12 ETF - December
(Formerly, PGIM US Large-Cap Buffer 12 ETF - December Prior To February 21, 2025)
TICKER SYMBOL:
DECP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - December (the “Fund”) for the
period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF – December	$20	0.41%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,965,106
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_DEC

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.9%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(4.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - December

TICKER SYMBOL	DECP
CUSIP	69420N726
ETF1018E2_DEC

PGIM S&P 500 Buffer 20 ETF - December
(Formerly, PGIM US Large-Cap Buffer 20 ETF - December Prior To February 21, 2025)
TICKER SYMBOL:
PBDE
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - December (the “Fund”) for the
period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF – December	$23	0.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 25,632,480
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_DEC

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.6%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(2.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - December

TICKER SYMBOL	PBDE
CUSIP	69420N759
ETF1019E2_DEC

PGIM Laddered S&P 500 Buffer 12 ETF
(Formerly, PGIM PGIM Laddered Fund of Buffer 12 ETF Prior To February 21, 2025)
TICKER SYMBOL:
BUFP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM Laddered S&P 500 Buffer 12 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 12 ETF	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 38,541,726
Number of fund holdings	13
Portfolio turnover rate for the period	0%
ETF1022E2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	99.6%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Laddered S&P 500 Buffer 12 ETF

TICKER SYMBOL	BUFP
CUSIP	69420N718
ETF1022E2

PGIM Laddered S&P 500 Buffer 20 ETF
(Formerly, PGIM Laddered Fund of Buffer 20 ETF Prior To February 21, 2025)
TICKER SYMBOL:
PBFR
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM Laddered S&P 500 Buffer 20 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 20 ETF	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 38,095,456
Number of fund holdings	13
Portfolio turnover rate for the period	0%
ETF1023E2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	99.5%
Affiliated Mutual Fund - Short-Term Investment	0.5%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Laddered S&P 500 Buffer 20 ETF

TICKER SYMBOL	PBFR
CUSIP	69420N692
ETF1023E2

PGIM Nasdaq-100 Buffer 12 ETF - January
TICKER SYMBOL:
PQJA
Listing Exchange:
Nasdaq Stock Market LLC
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - January (the “Fund”) for the
period of December 27, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - January	$17	0.50%
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 3,873,337
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1025E2_JAN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.3%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Options Written	(5.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - January

TICKER SYMBOL	PQJA
CUSIP	69420N551
ETF1025E2_JAN

PGIM Nasdaq-100 Buffer 12 ETF - April
TICKER SYMBOL:
PQAP
Listing Exchange:
Nasdaq Stock Market LLC
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - April (the “Fund”) for the period of December 27, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - April	$17	0.50%
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,264,010
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1025E2_APR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	107.0%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(7.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - April

TICKER SYMBOL	PQAP
CUSIP	69420N544
ETF1025E2_APR

PGIM Nasdaq-100 Buffer 12 ETF - July
TICKER SYMBOL:
PQJL
Listing Exchange:
Nasdaq Stock Market LLC
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - July (the “Fund”) for the period of
December 27, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - July	$17	0.50%
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,450,812
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1025E2_JUL

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.5%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(2.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - July

TICKER SYMBOL	PQJL
CUSIP	69420N536
ETF1025E2_JUL

PGIM Nasdaq-100 Buffer 12 ETF - October
TICKER SYMBOL:
PQOC
Listing Exchange:
Nasdaq Stock Market LLC
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - October (the “Fund”) for the
period of December 27, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - October	$17	0.50%
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,915,001
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1025E2_OCT

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.1%
Affiliated Mutual Fund - Short-Term Investment	2.1%
Options Written	(4.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - October

TICKER SYMBOL	PQOC
CUSIP	69420N528
ETF1025E2_OCT

PGIM Laddered Nasdaq-100 Buffer 12 ETF
TICKER SYMBOL:
PBQQ
Listing Exchange:
Nasdaq Stock Market LLC
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM Laddered Nasdaq-100 Buffer 12 ETF (the “Fund”) for the
period of December 27, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered Nasdaq-100 Buffer 12 ETF	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 8,344,565
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1024E2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	100.0%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Laddered Nasdaq-100 Buffer 12 ETF

TICKER SYMBOL	PBQQ
CUSIP	69420N510
ETF1024E2

PGIM S&P 500 Max Buffer ETF - January
TICKER SYMBOL:
PMJA
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - January (the “Fund”) for the period of December 31, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - January	$16	0.50%
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,500,818
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_JAN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.0%
Affiliated Mutual Fund - Short-Term Investment	2.4%
Options Written	(1.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - January

TICKER SYMBOL	PMJA
CUSIP	69420N684
ETF1026E2_JAN

PGIM S&P 500 Max Buffer ETF - February
TICKER SYMBOL:
PMFB
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - February (the “Fund”) for the
period of January 31, 2025 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - February	$12	0.50%
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 3,473,452
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_FEB

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	99.8%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(1.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - February

TICKER SYMBOL	PMFB
CUSIP	69420N676
ETF1026E2_FEB

PGIM S&P 500 Max Buffer ETF - March
TICKER SYMBOL:
PMMR
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - March (the “Fund”) for the period of February 28, 2025 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - March	$8	0.50%
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,235,629
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_MAR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.1%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(1.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - March

TICKER SYMBOL	PMMR
CUSIP	69420N668
ETF1026E2_MAR

PGIM S&P 500 Max Buffer ETF - April
TICKER SYMBOL:
PMAP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - April (the “Fund”) for the period of
March 31, 2025 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - April	$4	0.50%
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,506,689
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_APR

WHAT ARE SOME CHARAC
TE
RISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.1%
Affiliated Mutual Fund - Short-Term Investment	0.2%
Options Written	(4.5)%
97.8%
Other assets in excess of liabilities	2.2%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - April

TICKER SYMBOL	PMAP
CUSIP	69420N650
ETF1026E2_APR

PGIM S&P 500 Max Buffer ETF - May
TICKER SYMBOL:
PMMY
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - May (the “Fund”) for the period of
April 30, 2025 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - May	$0*	0.50%
*The amount rounds to zero. This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,000,043
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_MAY

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.0%
Affiliated Mutual Fund - Short-Term Investment	100.0%
Options Written	(3.1)%
198.9%
Liabilities in excess of other assets	(98.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - May

TICKER SYMBOL	PMMY
CUSIP	69420N643
ETF1026E2_MAY

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PGIM ROCK ETF TRUST

PGIM S&P 500 Buffer 12 ETF - January

PGIM S&P 500 Buffer 20 ETF - January

PGIM S&P 500 Buffer 12 ETF - February

PGIM S&P 500 Buffer 20 ETF - February

PGIM S&P 500 Buffer 12 ETF - March

PGIM S&P 500 Buffer 20 ETF - March

PGIM S&P 500 Buffer 12 ETF - April

PGIM S&P 500 Buffer 20 ETF - April

PGIM S&P 500 Buffer 12 ETF - May

PGIM S&P 500 Buffer 20 ETF - May

PGIM S&P 500 Buffer 12 ETF - June

PGIM S&P 500 Buffer 20 ETF - June

PGIM S&P 500 Buffer 12 ETF - July

PGIM S&P 500 Buffer 20 ETF - July

PGIM S&P 500 Buffer 12 ETF - August

PGIM S&P 500 Buffer 20 ETF - August

PGIM S&P 500 Buffer 12 ETF - September

PGIM S&P 500 Buffer 20 ETF - September

PGIM S&P 500 Buffer 12 ETF - October

PGIM S&P 500 Buffer 20 ETF - October

PGIM S&P 500 Buffer 12 ETF - November

PGIM S&P 500 Buffer 20 ETF - November

PGIM S&P 500 Buffer 12 ETF - December

PGIM S&P 500 Buffer 20 ETF - December

PGIM Laddered S&P 500 Buffer 12 ETF

PGIM Laddered S&P 500 Buffer 20 ETF

PGIM Nasdaq - 100 Buffer 12 ETF - January

PGIM Nasdaq - 100 Buffer 12 ETF - April

PGIM Nasdaq - 100 Buffer 12 ETF - July

PGIM Nasdaq - 100 Buffer 12 ETF - October

PGIM Laddered Nasdaq - 100 Buffer 12 ETF

PGIM S&P 500 Max Buffer ETF - January

PGIM S&P 500 Max Buffer ETF - February

PGIM S&P 500 Max Buffer ETF - March

PGIM S&P 500 Max Buffer ETF - April

PGIM S&P 500 Max Buffer ETF - May

Effective February 21, 2025, the PGIM US Large-Cap Buffer 12 ETFs (January through December) and the PGIM US Large-Cap Buffer 20 ETFs (January through December) were each renamed the PGIM S&P 500 Buffer 12 ETFs (January through December) and the PGIM US Large-Cap Buffer 20 ETFs (January through December), respectively; and the PGIM Laddered Fund of Buffer 12 ETF and PGIM Laddered Fund of Buffer 20 ETF were each renamed the PGIM Laddered S&P 500 Buffer 12 ETF and PGIM Laddered S&P 500 Buffer 20 ETF, respectively.

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Table of Contents	Financial Statements and Other Information	April 30, 2025

PGIM S&P 500 Max Buffer ETF - February	252
PGIM S&P 500 Max Buffer ETF - March	260
PGIM S&P 500 Max Buffer ETF - April	268
PGIM S&P 500 Max Buffer ETF - May	275
Notes to Financial Statements	282

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

ETF—Exchange-Traded Fund

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

PGIM S&P 500 Buffer 12 ETF - January

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.1%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)
(cost $56,648)(wb)	56,648	$56,648

OPTIONS PURCHASED*~ 103.4% (cost $8,324,665)		8,135,376

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $8,381,313)		8,192,024

OPTIONS WRITTEN*~ (4.1)% (premiums received $276,951)		(322,818)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,104,362)		7,869,206
Liabilities in excess of other assets(z) (0.0)%		(2,942)

NET ASSETS 100.0%		$7,866,264

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$5.86	138	14	$7,515,480
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08	138	14	619,896

Total Options Purchased (cost $8,324,665)						$8,135,376

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$667.19	138	14	$(31,630)
SPDR S&P 500 ETF Trust	Put	12/31/25	$515.75	138	14	(291,188)

Total Options Written (premiums received $276,951)						$(322,818)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$56,648	$—	$—
Options Purchased	—	8,135,376	—

Total	$56,648	$8,135,376	$—

Liabilities
Options Written	$—	$(322,818)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 3

PGIM S&P 500 Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	103.4%
Affiliated Mutual Fund	0.7

104.1
Options Written	(4.1)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$8,135,376	Options written outstanding, at value	$322,818

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$502,490	$14,424

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(722,525)	$67,399

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$6,536,788
Options Written (2)	22,667

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 5

PGIM S&P 500 Buffer 12 ETF - January

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $8,324,665)	$8,135,376
Affiliated investments (cost $56,648)	56,648
Dividends receivable	214

Total Assets	8,192,238

Liabilities

Options written outstanding, at value (premiums received $276,951)	322,818
Management fee payable	3,156

Total Liabilities	325,974

Net Assets	$7,866,264

Net assets were comprised of:
Common stock, at par	$280
Paid-in capital in excess of par	7,601,573
Total distributable earnings (loss)	264,411

Net assets, April 30, 2025	$7,866,264

Net asset value, offering price and redemption price per share, ($7,866,264 ÷ 280,000 shares of common stock issued and outstanding)	$28.09

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - January

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,388

Expenses
Management fee	16,136
Less: Fee waiver and/or expense reimbursement	(3,833)

Net expenses	12,303

Net investment income (loss)	(10,915)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(318,869)
In-kind redemptions	1,048,065
Options written transactions	(212,282)

516,914

Net change in unrealized appreciation (depreciation) on:
Investments	(722,525)
Options written	67,399

(655,126)

Net gain (loss) on investment transactions	(138,212)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(149,127)

See Notes to Financial Statements.

PGIM Rock ETF Trust 7

PGIM S&P 500 Buffer 12 ETF - January

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	December 29, 2023* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(10,915)	$(6,432)
Net realized gain (loss) on investment and in-kind redemptions transactions	516,914	—
Net change in unrealized appreciation (depreciation) on investments	(655,126)	419,970

Net increase (decrease) in net assets resulting from operations	(149,127)	413,538

Fund share transactions
Net proceeds from shares sold (280,000 and 166,000 shares, respectively)	8,100,541	4,281,062
Shares redeemed in-kind (170,000 and 0 shares, respectively)	(4,879,750)	—

Net increase (decrease) in net assets from Fund share transactions	3,220,791	4,281,062

Total increase (decrease)	3,071,664	4,694,600

Net Assets:
Beginning of period (170,000 and 4,000 shares, respectively)	4,794,600	100,000

End of period	$7,866,264	$4,794,600

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - January

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		December 29, 2023(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.20		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.06)		3.25
Total from investment operations	(0.11)		3.20
Net asset value, end of period	$28.09		$28.20
Total Return(c):	(0.39)%		12.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,866		$4,795
Average net assets (000)	$6,508		$3,607
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44	%(e)	0.26	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.40	)%(e)	(0.21	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 9

PGIM S&P 500 Buffer 20 ETF - January

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.9%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $434,047)(wb)	434,047	$434,047

OPTIONS PURCHASED*~ 101.9% (cost $44,936,072)		43,801,336

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9% (cost $45,370,119)		44,235,383

OPTIONS WRITTEN*~ (2.9)% (premiums received $1,364,309)		(1,224,627)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $44,005,810)		43,010,756
Liabilities in excess of other assets(z) (0.0)%		(17,731)

NET ASSETS 100.0%		$42,993,025

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$5.86	743	74	$40,463,780
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08	743	74	3,337,556

Total Options Purchased (cost $44,936,072)						$43,801,336

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$649.90	743	74	$(317,313)
SPDR S&P 500 ETF Trust	Put	12/31/25	$468.86	743	74	(907,314)

Total Options Written (premiums received $1,364,309)						$(1,224,627)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$434,047	$—	$—
Options Purchased	—	43,801,336	—

Total	$434,047	$43,801,336	$—

Liabilities
Options Written	$—	$(1,224,627)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 11

PGIM S&P 500 Buffer 20 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	101.9%
Affiliated Mutual Fund	1.0

102.9
Options Written	(2.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$43,801,336	Options written outstanding, at value	$1,224,627

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$110,601	$395,755

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(1,576,547)	$307,789

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$29,759,265
Options Written (2)	99,533

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 13

PGIM S&P 500 Buffer 20 ETF - January

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $44,936,072)	$43,801,336
Affiliated investments (cost $434,047)	434,047
Dividends receivable	1,696

Total Assets	44,237,079

Liabilities

Options written outstanding, at value (premiums received $1,364,309)	1,224,627
Management fee payable	19,427

Total Liabilities	1,244,054

Net Assets	$42,993,025

Net assets were comprised of:
Common stock, at par	$1,560
Paid-in capital in excess of par	43,550,020
Total distributable earnings (loss)	(558,555)

Net assets, April 30, 2025	$42,993,025

Net asset value, offering price and redemption price per share, ($42,993,025 ÷ 1,560,001 shares of common stock issued and outstanding)	$27.56

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$10,709

Expenses
Management fee	79,830
Less: Fee waiver and/or expense reimbursement	(3,153)

Net expenses	76,677

Net investment income (loss)	(65,968)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(511,536)
In-kind redemptions	967,137
Options written transactions	50,755

506,356

Net change in unrealized appreciation (depreciation) on:
Investments	(1,576,547)
Options written	307,789

(1,268,758)

Net gain (loss) on investment transactions	(762,402)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(828,370)

See Notes to Financial Statements.

PGIM Rock ETF Trust 15

PGIM S&P 500 Buffer 20 ETF - January

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	December 29, 2023* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(65,968)	$(3,889)
Net realized gain (loss) on investment and in-kind redemptions transactions	506,356	—
Net change in unrealized appreciation (depreciation) on investments	(1,268,758)	273,704

Net increase (decrease) in net assets resulting from operations	(828,370)	269,815

Fund share transactions
Net proceeds from shares sold (1,870,000 and 130,001 shares, respectively)	52,307,650	3,304,174
Shares redeemed in-kind (440,000 and 0 shares, respectively)	(12,060,244)	—

Net increase (decrease) in net assets from Fund share transactions	40,247,406	3,304,174

Total increase (decrease)	39,419,036	3,573,989

Net Assets:

Beginning of period	3,573,989	—

End of period	$42,993,025	$3,573,989

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		December 29, 2023(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.49		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.13	(c)	2.52
Total from investment operations	0.07		2.49
Net asset value, end of period	$27.56		$27.49
Total Return(d):	0.25%		9.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,993		$3,574
Average net assets (000)	$32,197		$2,953
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.49	%(f)	0.24	%(g)
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.50	%(g)
Net investment income (loss)	(0.42	)%(f)	(0.16	)%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expense waivers.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 17

PGIM S&P 500 Buffer 12 ETF - February

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.8%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $75,257)(wb)	75,257	$75,257

OPTIONS PURCHASED*~ 103.9% (cost $8,764,693)		8,553,319

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.8% (cost $8,839,950)		8,628,576

OPTIONS WRITTEN*~ (4.8)% (premiums received $299,606)		(396,443)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,540,344)		8,232,133
Liabilities in excess of other assets(z) (0.0)%		(2,874)

NET ASSETS 100.0%		$8,229,259

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$6.02	143	14	$7,778,516
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82	143	14	774,803

Total Options Purchased (cost $8,764,693)						$8,553,319

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$682.82	143	14	$(26,697)
SPDR S&P 500 ETF Trust	Put	01/30/26	$529.60	143	14	(369,746)

Total Options Written (premiums received $299,606)						$(396,443)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$75,257	$—	$—
Options Purchased	—	8,553,319	—

Total	$75,257	$8,553,319	$—

Liabilities
Options Written	$—	$(396,443)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 19

PGIM S&P 500 Buffer 12 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	103.9%
Affiliated Mutual Fund	0.9

104.8
Options Written	(4.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$8,553,319	Options written outstanding, at value	$396,443

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$843,080	$(288,988)

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(709,475)	$18,001

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$6,450,067
Options Written (2)	22,067

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 21

PGIM S&P 500 Buffer 12 ETF - February

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value:
Unaffiliated investments (cost $8,764,693)	$8,553,319
Affiliated investments (cost $75,257)	75,257
Dividends receivable	318

Total Assets	8,628,894

Liabilities
Options written outstanding, at value (premiums received $299,606)	396,443
Management fee payable	3,192

Total Liabilities	399,635

Net Assets	$8,229,259

Net assets were comprised of:
Common stock, at par	$300
Paid-in capital in excess of par	8,000,321
Total distributable earnings (loss)	228,638

Net assets, April 30, 2025	$8,229,259

Net asset value, offering price and redemption price per share, ($8,229,259 ÷ 300,401 shares of common stock issued and outstanding)	$27.39

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - February

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,614

Expenses
Management fee	15,794
Less: Fee waiver and/or expense reimbursement	(4,736)

Net expenses	11,058

Net investment income (loss)	(9,444)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(74,551)
In-kind redemptions	932,072
Options written transactions	(303,429)

554,092

Net change in unrealized appreciation (depreciation) on:
Investments	(709,475)
Options written	18,001

(691,474)

Net gain (loss) on investment transactions	(137,382)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(146,826)

See Notes to Financial Statements.

PGIM Rock ETF Trust 23

PGIM S&P 500 Buffer 12 ETF - February

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	January 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(9,444)	$(7,799)
Net realized gain (loss) on investment and in-kind redemptions transactions	554,092	—
Net change in unrealized appreciation (depreciation) on investments	(691,474)	383,263

Net increase (decrease) in net assets resulting from operations	(146,826)	375,464

Fund share transactions
Net proceeds from shares sold (260,000 and 190,401 shares, respectively)	7,380,058	4,909,127
Shares redeemed in-kind (150,000 and 0 shares, respectively)	(4,288,564)	—

Net increase (decrease) in net assets from Fund share transactions	3,091,494	4,909,127

Total increase (decrease)	2,944,668	5,284,591

Net Assets:
Beginning of period	5,284,591	—

End of period	$8,229,259	$5,284,591

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - February

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		January 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.76		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.33)		2.81
Total from investment operations	(0.37)		2.76
Net asset value, end of period	$27.39		$27.76
Total Return(c):	(1.30)%		11.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,229		$5,285
Average net assets (000)	$6,370		$4,042
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43	%(e)	0.31	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.37	)%(e)	(0.26	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 25

PGIM S&P 500 Buffer 20 ETF - February

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.2%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $154,914)(wb)	154,914	$154,914

OPTIONS PURCHASED*~ 102.0% (cost $13,675,697)		13,278,579

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.2% (cost $13,830,611)		13,433,493

OPTIONS WRITTEN*~ (3.2)% (premiums received $450,954)		(410,343)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $13,379,657)		13,023,150
Liabilities in excess of other assets(z) (0.0)%		(4,680)

NET ASSETS 100.0%		$13,018,470

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$ 6.02	222	22	$12,075,739
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82	222	22	1,202,840

Total Options Purchased (cost $13,675,697)						$13,278,579

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Exchange Traded Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$665.61	222	22	$(73,666)
SPDR S&P 500 ETF Trust	Put	01/30/26	$481.46	222	22	(336,677)

Total Options Written (premiums received $450,954)						$(410,343)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$154,914	$—	$—
Options Purchased	—	13,278,579	—

Total	$154,914	$13,278,579	$—

Liabilities
Options Written	$—	$(410,343)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 27

PGIM S&P 500 Buffer 20 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	102.0%
Affiliated Mutual Fund	1.2

103.2
Options Written	(3.2)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$13,278,579	Options written outstanding, at value	$410,343

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)

Equity contracts	$852,900	$(402,697)

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written

Equity contracts	$(912,419)	$239,011

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$8,220,389

Options Written (2)	27,733

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 29

PGIM S&P 500 Buffer 20 ETF - February

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $13,675,697)	$13,278,579
Affiliated investments (cost $154,914)	154,914
Dividends receivable	574

Total Assets	13,434,067

Liabilities

Options written outstanding, at value (premiums received $450,954)	410,343
Management fee payable	5,254

Total Liabilities	415,597

Net Assets	$13,018,470

Net assets were comprised of:
Common stock, at par	$480
Paid-in capital in excess of par	12,946,969
Total distributable earnings (loss)	71,021

Net assets, April 30, 2025	$13,018,470

Net asset value, offering price and redemption price per share, ($13,018,470 ÷ 480,401 shares of common stock issued and outstanding)	$27.10

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,057

Expenses
Management fee	21,929
Less: Fee waiver and/or expense reimbursement	(3,756)

Net expenses	18,173

Net investment income (loss)	(16,116)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(59,065)
In-kind redemptions	910,953
Options written transactions	(401,685)

450,203

Net change in unrealized appreciation (depreciation) on:
Investments	(912,419)
Options written	239,011

(673,408)

Net gain (loss) on investment transactions	(223,205)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(239,321)

See Notes to Financial Statements.

PGIM Rock ETF Trust 31

PGIM S&P 500 Buffer 20 ETF - February

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	January 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ (16,116)	$ (6,559)
Net realized gain (loss) on investment and in-kind redemptions transactions	450,203	—
Net change in unrealized appreciation (depreciation) on investments	(673,408)	316,901

Net increase (decrease) in net assets resulting from operations	(239,321)	310,342

Fund share transactions
Net proceeds from shares sold (450,000 and 170,401 shares, respectively)	12,520,513	4,325,770
Shares redeemed in-kind (140,000 and 0 shares, respectively)	(3,898,834)	—

Net increase (decrease) in net assets from Fund share transactions	8,621,679	4,325,770

Total increase (decrease)	8,382,358	4,636,112

Net Assets:

Beginning of period	4,636,112	—

End of period	$13,018,470	$4,636,112

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		January 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.21		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	(0.06)		2.25
Total from investment operations	(0.11)		2.21
Net asset value, end of period	$27.10		$27.21
Total Return(c):	(0.40)%		8.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,018		$4,636
Average net assets (000)	$8,844		$3,919
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.46	%(e)	0.29	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.41	)%(e)	(0.22	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 33

PGIM S&P 500 Buffer 12 ETF - March

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.0%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $68,135)(wb)	68,135	$68,135

OPTIONS PURCHASED*~ 104.1% (cost $8,243,610)		8,095,147

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.0% (cost $8,311,745)		8,163,282

OPTIONS WRITTEN*~ (5.0)% (premiums received $269,233)		(384,535)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,042,512)		7,778,747
Liabilities in excess of other assets(z) (0.0)%		(2,866)

NET ASSETS 100.0%		$7,775,881

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$ 5.94	136	14	$7,401,312
SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18	136	14	693,835

Total Options Purchased (cost $8,243,610)						$8,095,147

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$675.70	136	14	$(42,841)
SPDR S&P 500 ETF Trust	Put	02/27/26	$522.88	136	14	(341,694)

Total Options Written (premiums received $269,233)						$(384,535)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$68,135	$—	$—
Options Purchased	—	8,095,147	—

Total	$68,135	$8,095,147	$—

Liabilities
Options Written	$—	$(384,535)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 35

PGIM S&P 500 Buffer 12 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	104.1%
Affiliated Mutual Fund	0.9

105.0
Options Written	(5.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$8,095,147	Options written outstanding, at value	$384,535

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$501,908	$148,619

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(517,540)	$(110,668)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$6,044,255
Options Written (2)	21,467

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 37

PGIM S&P 500 Buffer 12 ETF - March

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $8,243,610)	$8,095,147
Affiliated investments (cost $68,135)	68,135
Dividends receivable	254

Total Assets	8,163,536

Liabilities

Options written outstanding, at value (premiums received $269,233)	384,535
Management fee payable	3,120

Total Liabilities	387,655

Net Assets	$7,775,881

Net assets were comprised of:
Common stock, at par	$280
Paid-in capital in excess of par	7,405,893
Total distributable earnings (loss)	369,708

Net assets, April 30, 2025	$7,775,881

Net asset value, offering price and redemption price per share, ($7,775,881 ÷ 280,001 shares of common stock issued and outstanding)	$27.77

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - March

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,437

Expenses
Management fee	15,599
Less: Fee waiver and/or expense reimbursement	(4,381)

Net expenses	11,218

Net investment income (loss)	(9,781)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(374,181)
In-kind redemptions	955,609
Options written transactions	69,099

650,527

Net change in unrealized appreciation (depreciation) on:
Investments	(517,540)
Options written	(110,668)

(628,208)

Net gain (loss) on investment transactions	22,319

Net Increase (Decrease) In Net Assets Resulting From Operations	$12,538

See Notes to Financial Statements.

PGIM Rock ETF Trust 39

PGIM S&P 500 Buffer 12 ETF - March

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	February 29, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(9,781)	$(7,273)
Net realized gain (loss) on investment and in-kind redemptions transactions	650,527	—
Net change in unrealized appreciation (depreciation) on investments	(628,208)	364,443

Net increase (decrease) in net assets resulting from operations	12,538	357,170

Fund share transactions
Net proceeds from shares sold (390,000 and 180,001 shares, respectively)	11,162,999	4,568,892
Shares redeemed in-kind (290,000 and 0 shares, respectively)	(8,325,718)	—

Net increase (decrease) in net assets from Fund share transactions	2,837,281	4,568,892

Total increase (decrease)	2,849,819	4,926,062

Net Assets:
Beginning of period	4,926,062	—

End of period	$7,775,881	$4,926,062

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - March

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		February 29, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.37		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.44		2.42
Total from investment operations	0.40		2.37
Net asset value, end of period	$27.77		$27.37
Total Return(c):	1.48%		9.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,776		$4,926
Average net assets (000)	$6,291		$4,137
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43	%(e)	0.33	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.38	)%(e)	(0.26	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 41

PGIM S&P 500 Buffer 20 ETF - March

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.6%

AFFILIATED MUTUAL FUND 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $135,540)(wb)	135,540	$135,540

OPTIONS PURCHASED*~ 102.5% (cost $12,857,510)		12,618,906

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.6% (cost $12,993,050)		12,754,446

OPTIONS WRITTEN*~ (3.6)% (premiums received $411,026)		(436,048)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $12,582,024)		12,318,398
Liabilities in excess of other assets(z) (0.0)%		(4,471)

NET ASSETS 100.0%		$12,313,927

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$ 5.94	212	21	$11,537,339
SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18	212	21	1,081,567

Total Options Purchased (cost $12,857,510)						$12,618,906

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$657.94	212	21	$(116,324)
SPDR S&P 500 ETF Trust	Put	02/27/26	$475.34	212	21	(319,724)

Total Options Written (premiums received $411,026)						$(436,048)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$135,540	$—	$—
Options Purchased	—	12,618,906	—

Total	$135,540	$12,618,906	$—

Liabilities
Options Written	$—	$(436,048)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 43

PGIM S&P 500 Buffer 20 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	102.5%
Affiliated Mutual Fund	1.1

103.6
Options Written	(3.6)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$12,618,906	Options written outstanding, at value	$436,048

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$649,311	$26,597

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(703,684)	$55,822

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$8,555,722
Options Written (2)	30,133

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 45

PGIM S&P 500 Buffer 20 ETF - March

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $12,857,510)	$12,618,906
Affiliated investments (cost $135,540)	135,540
Dividends receivable	499

Total Assets	12,754,945

Liabilities

Options written outstanding, at value (premiums received $411,026)	436,048
Management fee payable	4,970

Total Liabilities	441,018

Net Assets	$12,313,927

Net assets were comprised of:
Common stock, at par	$450
Paid-in capital in excess of par	11,925,342
Total distributable earnings (loss)	388,135

Net assets, April 30, 2025	$12,313,927

Net asset value, offering price and redemption price per share, ($12,313,927 ÷ 450,001 shares of common stock issued and outstanding)	$27.36

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,909

Expenses
Management fee	21,253
Less: Fee waiver and/or expense reimbursement	(5,040)

Net expenses	16,213

Net investment income (loss)	(14,304)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(454,860)
In-kind redemptions	1,191,811
Options written transactions	(61,043)

675,908

Net change in unrealized appreciation (depreciation) on:
Investments	(703,684)
Options written	55,822

(647,862)

Net gain (loss) on investment transactions	28,046

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,742

See Notes to Financial Statements.

PGIM Rock ETF Trust 47

PGIM S&P 500 Buffer 20 ETF - March

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	February 29, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(14,304)	$(9,843)
Net realized gain (loss) on investment and in-kind redemptions transactions	675,908	—
Net change in unrealized appreciation (depreciation) on investments	(647,862)	384,236

Net increase (decrease) in net assets resulting from operations	13,742	374,393

Fund share transactions
Net proceeds from shares sold (520,000 and 220,001 shares, respectively)	14,483,339	5,554,873
Shares redeemed in-kind (290,000 and 0 shares, respectively)	(8,112,420)	—

Net increase (decrease) in net assets from Fund share transactions	6,370,919	5,554,873

Total increase (decrease)	6,384,661	5,929,266

Net Assets:
Beginning of period	5,929,266	—

End of period	$12,313,927	$5,929,266

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		February 29, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.95		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.46		2.00
Total from investment operations	0.41		1.95
Net asset value, end of period	$27.36		$26.95
Total Return(c):	1.53%		7.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,314		$5,929
Average net assets (000)	$8,571		$5,042
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44	%(e)	0.35	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.40	)%(e)	(0.29	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 49

PGIM S&P 500 Buffer 12 ETF - April

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.5%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)
(cost $87,983)(wb)	87,983	$87,983

OPTIONS PURCHASED*~ 104.5%
(cost $8,984,165)		9,125,468

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.5%
(cost $9,072,148)		9,213,451

OPTIONS WRITTEN*~ (5.5)%
(premiums received $324,399)		(481,698)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $8,747,749)		8,731,753
Liabilities in excess of other assets(z) (0.0)%		(2,850)

NET ASSETS 100.0%		$8,728,903

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59	157	16	$8,526,827
SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39	157	16	598,641

Total Options Purchased (cost $8,984,165)						$9,125,468

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$638.66	157	16	$(174,857)
SPDR S&P 500 ETF Trust	Put	03/31/26	$492.26	157	16	(306,841)

Total Options Written (premiums received $324,399)						$(481,698)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund.	$87,983	$—	$—
Options Purchased	—	9,125,468	—

Total	$87,983	$9,125,468	$—

Liabilities
Options Written	$—	$(481,698)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 51

PGIM S&P 500 Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	104.5%
Affiliated Mutual Fund	1.0

105.5
Options Written	(5.5)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$9,125,468	Options written outstanding, at value	$481,698

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$62,704	$175,774

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(199,570)	$(192,223)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$6,770,834
Options Written (2)	24,467

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 53

PGIM S&P 500 Buffer 12 ETF - April

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $8,984,165)	$9,125,468
Affiliated investments (cost $87,983)	87,983
Dividends receivable	256

Total Assets	9,213,707

Liabilities

Options written outstanding, at value (premiums received $324,399)	481,698
Management fee payable	3,106

Total Liabilities	484,804

Net Assets	$8,728,903

Net assets were comprised of:
Common stock, at par	$330
Paid-in capital in excess of par	8,524,574
Total distributable earnings (loss)	203,999

Net assets, April 30, 2025	$8,728,903

Net asset value, offering price and redemption price per share, ($8,728,903 ÷ 330,001 shares of common stock issued and outstanding)	$26.45

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - April

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,305

Expenses
Management fee	16,128
Less: Fee waiver and/or expense reimbursement	(4,574)

Net expenses	11,554

Net investment income (loss)	(10,249)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(426,677)
In-kind redemptions	665,053
Options written transactions	102

238,478

Net change in unrealized appreciation (depreciation) on:
Investments	(199,570)
Options written	(192,223)

(391,793)

Net gain (loss) on investment transactions	(153,315)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(163,564)

See Notes to Financial Statements.

PGIM Rock ETF Trust 55

PGIM S&P 500 Buffer 12 ETF - April

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	March 28, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(10,249)	$(8,234)
Net realized gain (loss) on investment and in-kind redemptions transactions	238,478	—
Net change in unrealized appreciation (depreciation) on investments	(391,793)	375,797

Net increase (decrease) in net assets resulting from operations	(163,564)	367,563

Fund share transactions
Net proceeds from shares sold (350,000 and 220,001 shares, respectively)	9,475,349	5,548,582
Shares redeemed in-kind (240,000 and 0 shares, respectively)	(6,499,027)	—

Net increase (decrease) in net assets from Fund share transactions	2,976,322	5,548,582

Total increase (decrease)	2,812,758	5,916,145

Net Assets:

Beginning of period	5,916,145	—

End of period	$8,728,903	$5,916,145

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - April

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		March 28, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.89		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.40)		1.94
Total from investment operations	(0.44)		1.89
Net asset value, end of period	$26.45		$26.89
Total Return(c):	(1.64)%		7.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,729		$5,916
Average net assets (000)	$6,505		$4,614
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43	%(e)	0.36	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.39	)%(e)	(0.30	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 57

PGIM S&P 500 Buffer 20 ETF - April

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.2%

AFFILIATED MUTUAL FUND 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)
(cost $207,936)(wb)	207,936	$207,936

OPTIONS PURCHASED*~ 104.1%
(cost $19,947,714)		20,169,028

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.2%
(cost $20,155,650)		20,376,964

OPTIONS WRITTEN*~ (5.2)%
(premiums received $780,014)		(1,008,146)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $19,375,636)		19,368,818
Liabilities in excess of other assets(z) (0.0)%		(6,388)

NET ASSETS 100.0%		$19,362,430

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59	347	35	$18,845,917
SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39	347	35	1,323,111

Total Options Purchased (cost $19,947,714)						$20,169,028

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$620.98	347	35	$(585,972)
SPDR S&P 500 ETF Trust	Put	03/31/26	$447.51	347	35	(422,174)

Total Options Written (premiums received $780,014)						$(1,008,146)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$207,936	$—	$—
Options Purchased	—	20,169,028	—

Total	$207,936	$20,169,028	$—

Liabilities
Options Written	$—	$(1,008,146)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 59

PGIM S&P 500 Buffer 20 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	104.1%
Affiliated Mutual Fund	1.1

105.2
Options Written	(5.2)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$20,169,028	Options written outstanding, at value	$1,008,146

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$66,569	$296,110

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(231,752)	$(201,328)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities	*
Options Purchased (1)	$11,730,815
Options Written (2)	41,867

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 61

PGIM S&P 500 Buffer 20 ETF - April

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value:
Unaffiliated investments (cost $19,947,714)	$20,169,028
Affiliated investments (cost $207,936)	207,936
Dividends receivable	610

Total Assets	20,377,574

Liabilities
Options written outstanding, at value (premiums received $780,014)	1,008,146
Management fee payable	6,998

Total Liabilities	1,015,144

Net Assets	$19,362,430

Net assets were comprised of:
Common stock, at par	$730
Paid-in capital in excess of par	19,034,846
Total distributable earnings (loss)	326,854

Net assets, April 30, 2025	$19,362,430

Net asset value, offering price and redemption price per share, ($19,362,430 ÷ 730,001 shares of common stock issued and outstanding)	$26.52

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,121

Expenses
Management fee	24,265
Less: Fee waiver and/or expense reimbursement	(4,935)

Net expenses	19,330

Net investment income (loss)	(17,209)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(614,800)
In-kind redemptions	975,141
Options written transactions	2,338

362,679

Net change in unrealized appreciation (depreciation) on:
Investments	(231,752)
Options written	(201,328)

(433,080)

Net gain (loss) on investment transactions	(70,401)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(87,610)

See Notes to Financial Statements.

PGIM Rock ETF Trust 63

PGIM S&P 500 Buffer 20 ETF - April

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	March 28, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(17,209)	$(11,798)
Net realized gain (loss) on investment and in-kind redemptions transactions	362,679	—
Net change in unrealized appreciation (depreciation) on investments	(433,080)	426,262

Net increase (decrease) in net assets resulting from operations	(87,610)	414,464

Fund share transactions
Net proceeds from shares sold (820,000 and 260,001 shares, respectively)	21,988,049	6,512,698
Cost of shares purchased (350,000 and 0 shares, respectively)	(9,465,171)	—

Net increase (decrease) in net assets from Fund share transactions	12,522,878	6,512,698

Total increase (decrease)	12,435,268	6,927,162

Net Assets:
Beginning of period	6,927,162	—

End of period	$19,362,430	$6,927,162

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		March 28, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.64		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.07)		1.69
Total from investment operations	(0.12)		1.64
Net asset value, end of period	$26.52		$26.64
Total Return(c):	(0.45)%		6.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,362		$6,927
Average net assets (000)	$9,786		$5,954
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45	%(e)	0.39	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.41	)%(e)	(0.33	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 65

PGIM S&P 500 Buffer 12 ETF - May

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.0%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)
(cost $59,646)(wb)	59,646	$59,646

OPTIONS PURCHASED*~ 103.0% (cost $6,230,962)		6,230,510

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.0% (cost $6,290,608)		6,290,156

OPTIONS WRITTEN*~ (3.1)% (premiums received $188,633)		(189,090)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.9% (cost $6,101,975)		6,101,066
Liabilities in excess of other assets(z) (0.9)%		(54,742)

NET ASSETS 100.0%		$6,046,324

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55	110	11	$5,953,530
SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54	110	11	276,980

Total Options Purchased (cost $6,230,962)						$6,230,510

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$642.71	110	11	$(68,310)
SPDR S&P 500 ETF Trust	Put	04/30/26	$488.00	110	11	(120,780)

Total Options Written (premiums received $188,633)						$(189,090)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$59,646	$—	$—
Options Purchased	—	6,230,510	—

Total	$59,646	$6,230,510	$—

Liabilities
Options Written	$—	$(189,090)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 67

PGIM S&P 500 Buffer 12 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	103.0%
Affiliated Mutual Fund	1.0

104.0
Options Written	(3.1)
Liabilities in excess of other assets	(0.9)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$6,230,510	Options written outstanding, at value	$189,090

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$212,614	$223,324

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written

Equity contracts	$(284,636)	$44,671

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$4,703,455

Options Written (2)	17,200

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 69

PGIM S&P 500 Buffer 12 ETF - May

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $6,230,962)	$6,230,510
Affiliated investments (cost $59,646)	59,646
Receivable for investments sold	6,178,401
Dividends receivable	235

Total Assets	12,468,792

Liabilities

Payable for investments purchased	6,230,962
Options written outstanding, at value (premiums received $188,633)	189,090
Management fee payable	2,416

Total Liabilities	6,422,468

Net Assets	$6,046,324

Net assets were comprised of:
Common stock, at par	$220
Paid-in capital in excess of par	5,622,099
Total distributable earnings (loss)	424,005

Net assets, April 30, 2025	$6,046,324

Net asset value, offering price and redemption price per share, ($6,046,324 ÷ 220,001 shares of common stock issued and outstanding)	$27.48

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - May

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,407

Expenses
Management fee	11,663
Less: Fee waiver and/or expense reimbursement	(3,542)

Net expenses	8,121

Net investment income (loss)	(6,714)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(44,763)
In-kind redemptions	474,282
Options written transactions	6,419

435,938

Net change in unrealized appreciation (depreciation) on:
Investments	(284,636)
Options written	44,671

(239,965)

Net gain (loss) on investment transactions	195,973

Net Increase (Decrease) In Net Assets Resulting From Operations	$189,259

See Notes to Financial Statements.

PGIM Rock ETF Trust 71

PGIM S&P 500 Buffer 12 ETF - May

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	April 30, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(6,714)	$(4,310)
Net realized gain (loss) on investment and in-kind redemptions transactions	435,938	—
Net change in unrealized appreciation (depreciation) on investments	(239,965)	239,056

Net increase (decrease) in net assets resulting from operations	189,259	234,746

Fund share transactions
Net proceeds from shares sold (290,000 and 150,001 shares, respectively)	7,609,870	3,854,874
Shares redeemed in-kind (220,000 and 0 shares, respectively)	(5,842,425)	—

Net increase (decrease) in net assets from Fund share transactions	1,767,445	3,854,874

Total increase (decrease)	1,956,704	4,089,620

Net Assets:

Beginning of period	4,089,620	—

End of period	$6,046,324	$4,089,620

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - May

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		April 30, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.26		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.26		2.30
Total from investment operations	0.22		2.26
Net asset value, end of period	$27.48		$27.26
Total Return(c):	0.82%		9.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,046		$4,090
Average net assets (000)	$4,704		$3,202
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42	%(e)	0.37	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.36	)%(e)	(0.27	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 73

PGIM S&P 500 Buffer 20 ETF - May

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.9%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $64,774)(wb)	64,774	$64,774

OPTIONS PURCHASED*~ 102.9% (cost $6,797,413)		6,796,920

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $6,862,187)		6,861,694

OPTIONS WRITTEN*~ (3.1)% (premiums received $205,781)		(206,280)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.8% (cost $6,656,406)		6,655,414
Liabilities in excess of other assets(z) (0.8)%		(54,850)

NET ASSETS 100.0%		$6,600,564

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55	120	12	$6,494,760
SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54	120	12	302,160

Total Options Purchased (cost $6,797,413)						$6,796,920

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$621.08	120	12	$(129,120)
SPDR S&P 500 ETF Trust	Put	04/30/26	$443.63	120	12	(77,160)

Total Options Written (premiums received $205,781)						$(206,280)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$64,774	$—	$—
Options Purchased	—	6,796,920	—

Total	$64,774	$6,796,920	$—

Liabilities
Options Written	$—	$(206,280)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 75

PGIM S&P 500 Buffer 20 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	102.9%
Affiliated Mutual Fund	1.0

103.9
Options Written	(3.1)
Liabilities in excess of other assets	(0.8)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$6,796,920	Options written outstanding, at value	$206,280

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$319,734	$304,826

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(448,991)	$145,560

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$6,038,237
Options Written (2)	22,200

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 77

PGIM S&P 500 Buffer 20 ETF - May

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $6,797,413)	$6,796,920
Affiliated investments (cost $64,774)	64,774
Receivable for investments sold	6,745,069
Dividends receivable	256

Total Assets	13,607,019

Liabilities

Payable for investments purchased	6,797,413
Options written outstanding, at value (premiums received $205,781)	206,280
Management fee payable	2,762

Total Liabilities	7,006,455

Net Assets	$6,600,564

Net assets were comprised of:
Common stock, at par	$240
Paid-in capital in excess of par	5,993,671
Total distributable earnings (loss)	606,653

Net assets, April 30, 2025	$6,600,564

Net asset value, offering price and redemption price per share, ($6,600,564 ÷ 240,001 shares of common stock issued and outstanding)	$27.50

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,548

Expenses
Management fee	15,370
Less: Fee waiver and/or expense reimbursement	(4,213)

Net expenses	11,157

Net investment income (loss)	(9,609)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	16,106
In-kind redemptions	604,685
Options written transactions	3,769

624,560

Net change in unrealized appreciation (depreciation) on:
Investments	(448,991)
Options written	145,560

(303,431)

Net gain (loss) on investment transactions	321,129

Net Increase (Decrease) In Net Assets Resulting From Operations	$311,520

See Notes to Financial Statements.

PGIM Rock ETF Trust 79

PGIM S&P 500 Buffer 20 ETF - May

Statements of Changes in Net Assets (unaudited)

		April 30, 2024*
	Six Months Ended	through
	April 30, 2025	October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(9,609)	$(7,306)
Net realized gain (loss) on investment and in-kind redemptions transactions	624,560	—
Net change in unrealized appreciation (depreciation) on investments	(303,431)	302,439

Net increase (decrease) in net assets resulting from operations	311,520	295,133

Fund share transactions
Net proceeds from shares sold (300,000 and 190,001 shares, respectively)	7,834,904	4,806,034
Shares redeemed in-kind (250,000 and 0 shares, respectively)	(6,647,027)	—

Net increase (decrease) in net assets from Fund share transactions	1,187,877	4,806,034

Total increase (decrease)	1,499,397	5,101,167

Net Assets:

Beginning of period	5,101,167	—

End of period	$6,600,564	$5,101,167

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		April 30, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.85		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.69		1.89
Total from investment operations	0.65		1.85
Net asset value, end of period	$27.50		$26.85
Total Return(c):	2.45%		7.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,601		$5,101
Average net assets (000)	$6,199		$4,683
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43	%(e)	0.39	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.38	)%(e)	(0.31	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 81

PGIM S&P 500 Buffer 12 ETF - June

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 100.2%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)
(cost $50,162)(wb)	50,162	$50,162

OPTIONS PURCHASED*~ 99.4% (cost $6,414,433)		6,321,979

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.2% (cost $6,464,595)		6,372,141

OPTIONS WRITTEN*~ (0.2)% (premiums received $159,422)		(13,574)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,305,173)		6,358,567
Liabilities in excess of other assets(z) (0.0)%		(1,574)

NET ASSETS 100.0%		$6,356,993

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$5.27	114	11	$6,256,925
SPDR S&P 500 ETF Trust	Put	05/30/25	$527.37	114	11	65,054

Total Options Purchased (cost $ 6,414,433)						$6,321,979

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$606.74	114	11	$(3,405)
SPDR S&P 500 ETF Trust	Put	05/30/25	$464.09	114	11	(10,169)

Total Options Written (premiums received $159,422)						$(13,574)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$50,162	$—	$—
Options Purchased	—	6,321,979	—

Total	$50,162	$6,321,979	$—

Liabilities
Options Written	$—	$(13,574)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 83

PGIM S&P 500 Buffer 12 ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	99.4%
Affiliated Mutual Fund	0.8

100.2
Options Written	(0.2)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$6,321,979	Options written outstanding, at value	$13,574

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$315,211	$150,288

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(596,438)	$195,848

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$8,359,653
Options Written (2)	30,400

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 85

PGIM S&P 500 Buffer 12 ETF - June

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $6,414,433)	$6,321,979
Affiliated investments (cost $50,162)	50,162
Dividends receivable	982

Total Assets	6,373,123

Liabilities

Options written outstanding, at value (premiums received $159,422)	13,574
Management fee payable	2,556

Total Liabilities	16,130

Net Assets	$6,356,993

Net assets were comprised of:
Common stock, at par	$240
Paid-in capital in excess of par	5,868,505
Total distributable earnings (loss)	488,248

Net assets, April 30, 2025	$6,356,993

Net asset value, offering price and redemption price per share, ($6,356,993 ÷ 240,401 shares of common stock issued and outstanding)	$26.44

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - June

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)
Affiliated dividend income	$2,623

Expenses
Management fee	23,040
Less: Fee waiver and/or expense reimbursement	(4,962)

Net expenses	18,078

Net investment income (loss)	(15,455)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on in-kind redemptions	465,499

Net change in unrealized appreciation (depreciation) on:
Investments	(596,438)
Options written	195,848

(400,590)

Net gain (loss) on investment transactions	64,909

Net Increase (Decrease) In Net Assets Resulting From Operations	$49,454

See Notes to Financial Statements.

PGIM Rock ETF Trust 87

PGIM S&P 500 Buffer 12 ETF - June

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(15,455)	$(15,190)

Net realized gain (loss) on in-kind redemptions	465,499	—

Net change in unrealized appreciation (depreciation) on investments	(400,590)	453,984

Net increase (decrease) in net assets resulting from operations	49,454	438,794

Fund share transactions

Net proceeds from shares sold (40,000 and 360,401 shares, respectively)	1,105,974	9,109,316

Shares redeemed in-kind (160,000 and 0 shares, respectively)	(4,346,545)	—

Net increase (decrease) in net assets from Fund share transactions	(3,240,571)	9,109,316

Total increase (decrease)	(3,191,117)	9,548,110

Net Assets:

Beginning of period	9,548,110	—

End of period	$6,356,993	$9,548,110

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - June

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.49		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	-	(c)	1.54
Total from investment operations	(0.05)		1.49
Net asset value, end of period	$26.44		$26.49
Total Return(d):	(0.19)%		5.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,357		$9,548
Average net assets (000)	$9,292		$8,519
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.45	%(f)	0.46	%(g)
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.50	%(g)
Net investment income (loss)	(0.39	)%(f)	(0.43	)%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expense waivers.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 89

PGIM S&P 500 Buffer 20 ETF - June

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 100.3%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $83,341)(wb)	83,341	$83,341

OPTIONS PURCHASED*~ 99.4% (cost $8,926,255)		8,928,410

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.3% (cost $9,009,596)		9,011,751

OPTIONS WRITTEN*~ (0.3)% (premiums received $333,445)		(23,255)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,676,151)		8,988,496
Liabilities in excess of other assets(z) (0.0)%		(3,160)

NET ASSETS 100.0%		$8,985,336

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$ 5.27	161	16	$8,836,535
SPDR S&P 500 ETF Trust	Put	05/30/25	$527.37	161	16	91,875

Total Options Purchased (cost $8,926,255)						$8,928,410

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$592.29	161	16	$(16,340)
SPDR S&P 500 ETF Trust	Put	05/30/25	$421.90	161	16	(6,915)

Total Options Written (premiums received $333,445)						$(23,255)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$83,341	$—	$—
Options Purchased	—	8,928,410	—

Total	$83,341	$8,928,410	$—

Liabilities
Options Written	$—	$(23,255)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 91

PGIM S&P 500 Buffer 20 ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	99.4%
Affiliated Mutual Fund	0.9

100.3
Options Written	(0.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$8,928,410	Options written outstanding, at value	$23,255

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

For the six months ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(369,403)	$390,268

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$8,003,432
Options Written (2)	29,000

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 93

PGIM S&P 500 Buffer 20 ETF - June

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $8,926,255)	$8,928,410
Affiliated investments (cost $83,341)	83,341
Dividends receivable	354

Total Assets	9,012,105

Liabilities

Options written outstanding, at value (premiums received $333,445)	23,255
Management fee payable	3,514

Total Liabilities	26,769

Net Assets	$8,985,336

Net assets were comprised of:
Common stock, at par	$340
Paid-in capital in excess of par	8,694,269
Total distributable earnings (loss)	290,727

Net assets, April 30, 2025	$8,985,336

Net asset value, offering price and redemption price per share, ($8,985,336 ÷ 340,401 shares of common stock issued and outstanding)	$26.40

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,082

Expenses
Management fee	20,172
Less: Fee waiver and/or expense reimbursement	(6,709)

Net expenses	13,463

Net investment income (loss)	(11,381)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(369,403)
Options written	390,268

Net gain (loss) on investment transactions	20,865

Net Increase (Decrease) In Net Assets Resulting From Operations	$9,484

See Notes to Financial Statements.

PGIM Rock ETF Trust 95

PGIM S&P 500 Buffer 20 ETF - June

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(11,381)	$(10,237)
Net change in unrealized appreciation (depreciation) on investments	20,865	291,480

Net increase (decrease) in net assets resulting from operations	9,484	281,243

Fund share transactions
Net proceeds from shares sold (80,000 and 260,401 shares, respectively)	2,134,431	6,560,178

Total increase (decrease)	2,143,915	6,841,421

Net Assets:

Beginning of period	6,841,421	—

End of period	$8,985,336	$6,841,421

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.27		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.17		1.31
Total from investment operations	0.13		1.27
Net asset value, end of period	$26.40		$26.27
Total Return(c):	0.47%		5.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,985		$6,841
Average net assets (000)	$8,136		$6,329
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42	%(e)	0.45	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.37	)%(e)	(0.39	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 97

PGIM S&P 500 Buffer 12 ETF - July

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 100.7%

AFFILIATED MUTUAL FUND 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $119,896)(wb)	119,896	$119,896

OPTIONS PURCHASED*~ 99.4% (cost $8,960,721)		8,874,258

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.7% (cost $9,080,617)		8,994,154

OPTIONS WRITTEN*~ (0.7)% (premiums received $242,461)		(59,487)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,838,156)		8,934,667
Liabilities in excess of other assets(z) (0.0)%		(3,249)

NET ASSETS 100.0%		$8,931,418

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$ 5.44	158	16	$8,641,987
SPDR S&P 500 ETF Trust	Put	06/30/25	$544.22	158	16	232,271

Total Options Purchased (cost $8,960,721)						$8,874,258

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$628.96	158	16	$(5,748)
SPDR S&P 500 ETF Trust	Put	06/30/25	$478.91	158	16	(53,739)

Total Options Written (premiums received $242,461)						$(59,487)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$119,896	$—	$—
Options Purchased	—	8,874,258	—

Total	$119,896	$8,874,258	$—

Liabilities
Options Written	$—	$(59,487)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 99

PGIM S&P 500 Buffer 12 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	99.4%
Affiliated Mutual Fund	1.3

100.7
Options Written	(0.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$8,874,258	Options written outstanding, at value	$59,487

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$11,979	$15,038

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(330,239)	$182,570

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$7,877,334
Options Written (2)	28,000

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 101

PGIM S&P 500 Buffer 12 ETF - July

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $8,960,721)	$8,874,258
Affiliated investments (cost $119,896)	119,896
Dividends receivable	347

Total Assets	8,994,501

Liabilities
Options written outstanding, at value (premiums received $242,461)	59,487
Management fee payable	3,596

Total Liabilities	63,083

Net Assets	$8,931,418

Net assets were comprised of:
Common stock, at par	$340
Paid-in capital in excess of par	8,869,000
Total distributable earnings (loss)	62,078

Net assets, April 30, 2025	$8,931,418

Net asset value, offering price and redemption price per share, ($8,931,418 ÷ 340,001 shares of common stock issued and outstanding)	$26.27

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - July

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,602

Expenses
Management fee	20,108
Less: Fee waiver and/or expense reimbursement	(6,901)

Net expenses	13,207

Net investment income (loss)	(11,605)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on in-kind redemptions	27,017

Net change in unrealized appreciation (depreciation) on:
Investments	(330,239)
Options written	182,570

(147,669)

Net gain (loss) on investment transactions	(120,652)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(132,257)

See Notes to Financial Statements.

PGIM Rock ETF Trust 103

PGIM S&P 500 Buffer 12 ETF - July

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 07, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(11,605)	$(10,554)
Net realized gain (loss) on investment and in-kind redemptions transactions	27,017	20,822
Net change in unrealized appreciation (depreciation) on investments	(147,669)	244,180

Net increase (decrease) in net assets resulting from operations	(132,257)	254,448

Fund share transactions
Net proceeds from shares sold (80,000 and 340,001 shares, respectively)	2,158,975	8,686,928
Shares redeemed in-kind (20,000 and 60,000 shares, respectively)	(509,726)	(1,526,950)

Net increase (decrease) in net assets from Fund share transactions	1,649,249	7,159,978

Total increase (decrease)	1,516,992	7,414,426

Net Assets:
Beginning of period	7,414,426	—

End of period	$8,931,418	$7,414,426

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - July

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 07, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.48		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.17)		1.53
Total from investment operations	(0.21)		1.48
Net asset value, end of period	$26.27		$26.48
Total Return(c):	(0.80)%		5.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,931		$7,414
Average net assets (000)	$8,110		$5,327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41	%(e)	0.47	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.38	)%(e)	(0.41	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 105

PGIM S&P 500 Buffer 20 ETF - July

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 100.5%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $120,633)(wb)	120,633	$120,633

OPTIONS PURCHASED*~ 99.3% (cost $10,562,835)		10,446,911

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.5% (cost $10,683,468)		10,567,544

OPTIONS WRITTEN*~ (0.5)% (premiums received $354,874)		(45,884)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $10,328,594)		10,521,660
Liabilities in excess of other assets(z) (0.0)%		(3,800)

NET ASSETS 100.0%		$10,517,860

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$5.44	186	19	$10,173,478
SPDR S&P 500 ETF Trust	Put	06/30/25	$544.22	186	19	273,433

Total Options Purchased (cost $10,562,835)						$10,446,911

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$610.13	186	19	$(19,885)
SPDR S&P 500 ETF Trust	Put	06/30/25	$435.38	186	19	(25,999)

Total Options Written (premiums received $354,874)						$(45,884)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$120,633	$—	$—
Options Purchased	—	10,446,911	—

Total	$120,633	$10,446,911	$—

Liabilities
Options Written	$—	$(45,884)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 107

PGIM S&P 500 Buffer 20 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	99.3%
Affiliated Mutual Fund	1.2

100.5
Options Written	(0.5)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$10,446,911	Options written outstanding, at value	$45,884

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$36,762	$9,623

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(432,284)	$348,528

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities	*
Options Purchased (1)	$9,724,315
Options Written (2)	34,467

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 109

PGIM S&P 500 Buffer 20 ETF - July

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value:
Unaffiliated investments (cost $10,562,835)	$10,446,911
Affiliated investments (cost $120,633)	120,633
Dividends receivable	446

Total Assets	10,567,990

Liabilities
Options written outstanding, at value (premiums received $354,874)	45,884
Management fee payable	4,246

Total Liabilities	50,130

Net Assets	$10,517,860

Net assets were comprised of:
Common stock, at par	$400
Paid-in capital in excess of par	10,344,599
Total distributable earnings (loss)	172,861

Net assets, April 30, 2025	$10,517,860

Net asset value, offering price and redemption price per share, ($10,517,860 ÷ 400,001 shares of common stock issued and outstanding)	$26.29

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,446

Expenses
Management fee	24,843
Less: Fee waiver and/or expense reimbursement	(6,250)

Net expenses	18,593

Net investment income (loss)	(16,147)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on in-kind redemptions	46,385

Net change in unrealized appreciation (depreciation) on:
Investments	(432,284)
Options written	348,528

(83,756)

Net gain (loss) on investment transactions	(37,371)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(53,518)

See Notes to Financial Statements.

PGIM Rock ETF Trust 111

PGIM S&P 500 Buffer 20 ETF - July

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 07, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(16,147)	$(11,697)
Net realized gain (loss) on investment and in-kind redemptions transactions	46,385	18,771
Net change in unrealized appreciation (depreciation) on investments	(83,756)	276,822

Net increase (decrease) in net assets resulting from operations	(53,518)	283,896

Fund share transactions
Net proceeds from shares sold (80,000 and 390,001 shares, respectively)	2,164,230	9,917,660
Shares redeemed in-kind (10,000 and 60,000 shares, respectively)	(269,927)	(1,524,481)

Net increase (decrease) in net assets from Fund share transactions	1,894,303	8,393,179

Total increase (decrease)	1,840,785	8,677,075

Net Assets:
Beginning of period	8,677,075	—

End of period	$10,517,860	$8,677,075

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 07, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.29		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.04	(c)	1.34
Total from investment operations	-		1.29
Net asset value, end of period	$26.29		$26.29
Total Return(d):	0.00%		5.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,518		$8,677
Average net assets (000)	$10,019		$5,885
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.44	%(f)	0.47	%(g)
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.50	%(g)
Net investment income (loss)	(0.39	)%(f)	(0.41	)%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expense waivers.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 113

PGIM S&P 500 Buffer 12 ETF - August

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 101.3%

AFFILIATED MUTUAL FUND 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $83,248)(wb)	83,248	$83,248

OPTIONS PURCHASED*~ 99.6% (cost $5,082,839)		4,997,872

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.3% (cost $5,166,087)		5,081,120

OPTIONS WRITTEN*~ (1.3)% (premiums received $170,621)		(63,628)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,995,466)		5,017,492
Liabilities in excess of other assets(z) (0.0)%		(1,708)

NET ASSETS 100.0%		$5,015,784

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$5.51	88	9	$4,818,176
SPDR S&P 500 ETF Trust	Put	07/31/25	$550.81	88	9	179,696

Total Options Purchased (cost $5,082,839)						$4,997,872

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$632.22	88	9	$(7,894)
SPDR S&P 500 ETF Trust	Put	07/31/25	$484.71	88	9	(55,734)

Total Options Written (premiums received $170,621)						$(63,628)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$83,248	$—	$—
Options Purchased	—	4,997,872	—

Total	$83,248	$4,997,872	$—

Liabilities
Options Written	$—	$(63,628)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 115

PGIM S&P 500 Buffer 12 ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	99.6%
Affiliated Mutual Fund	1.7

101.3
Options Written	(1.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$4,997,872	Options written outstanding, at value	$63,628

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

For the six months ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(179,130)	$105,185

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$4,151,834
Options Written (2)	14,533

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 117

PGIM S&P 500 Buffer 12 ETF - August

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $5,082,839)	$4,997,872
Affiliated investments (cost $83,248)	83,248
Dividends receivable	304

Total Assets	5,081,424

Liabilities

Options written outstanding, at value (premiums received $170,621)	63,628
Management fee payable	2,012

Total Liabilities	65,640

Net Assets	$5,015,784

Net assets were comprised of:
Common stock, at par	$190
Paid-in capital in excess of par	5,049,564
Total distributable earnings (loss)	(33,970)

Net assets, April 30, 2025	$5,015,784

Net asset value, offering price and redemption price per share, ($5,015,784 ÷ 190,001 shares of common stock issued and outstanding)	$26.40

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - August

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,418

Expenses
Management fee	10,588
Less: Fee waiver and/or expense reimbursement	(3,904)

Net expenses	6,684

Net investment income (loss)	(5,266)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(179,130)
Options written	105,185

(73,945)

Net gain (loss) on investment transactions	(73,945)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(79,211)

See Notes to Financial Statements.

PGIM Rock ETF Trust 119

PGIM S&P 500 Buffer 12 ETF - August

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 09, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(5,266)	$(3,681)

Net realized gain (loss) on investment and in-kind redemptions transactions	—	34,285

Net change in unrealized appreciation (depreciation) on investments	(73,945)	95,971

Net increase (decrease) in net assets resulting from operations	(79,211)	126,575

Fund share transactions

Net proceeds from shares sold (50,000 and 220,001 shares, respectively)	1,386,205	5,630,953

Shares redeemed in-kind (0 and 80,000 shares, respectively)	—	(2,048,738)

Net increase (decrease) in net assets from Fund share transactions	1,386,205	3,582,215

Total increase (decrease)	1,306,994	3,708,790

Net Assets:

Beginning of period	3,708,790	—

End of period	$5,015,784	$3,708,790

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - August

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 09, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.49		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	(0.06)		1.53
Total from investment operations	(0.09)		1.49
Net asset value, end of period	$26.40		$26.49
Total Return(c):	(0.35)%		5.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,016		$3,709
Average net assets (000)	$4,270		$2,327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41	%(e)	0.43	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.34	)%(e)	(0.33	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 121

PGIM S&P 500 Buffer 20 ETF - August

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 100.9%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)
(cost $61,142)(wb)	61,142	$61,142

OPTIONS PURCHASED*~ 99.9%
(cost $6,187,739)		6,076,958

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.9%
(cost $6,248,881)		6,138,100

OPTIONS WRITTEN*~ (0.9)%
(premiums received $216,538)		(54,167)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $6,032,343)		6,083,933
Liabilities in excess of other assets(z) (0.0)%		(2,226)

NET ASSETS 100.0%		$6,081,707

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$5.51	107	11	$5,858,464
SPDR S&P 500 ETF Trust	Put	07/31/25	$550.81	107	11	218,494

Total Options Purchased (cost $6,187,739)						$6,076,958

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$616.14	107	11	$(23,184)
SPDR S&P 500 ETF Trust	Put	07/31/25	$440.65	107	11	(30,983)

Total Options Written (premiums received $216,538)						$(54,167)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$61,142	$—	$—
Options Purchased	—	6,076,958	—

Total	$61,142	$6,076,958	$—

Liabilities
Options Written	$—	$(54,167)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 123

PGIM S&P 500 Buffer 20 ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	99.9%
Affiliated Mutual Fund	1.0

100.9
Options Written	(0.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$6,076,958	Options written outstanding, at value	$54,167

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$34,842	$9,315

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(232,548)	$176,465

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$5,251,324
Options Written (2)	18,267

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 125

PGIM S&P 500 Buffer 20 ETF - August

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $6,187,739)	$6,076,958
Affiliated investments (cost $61,142)	61,142
Dividends receivable	225

Total Assets	6,138,325

Liabilities

Options written outstanding, at value (premiums received $216,538)	54,167
Management fee payable	2,451

Total Liabilities	56,618

Net Assets	$6,081,707

Net assets were comprised of:
Common stock, at par	$230
Paid-in capital in excess of par	6,043,752
Total distributable earnings (loss)	37,725

Net assets, April 30, 2025	$6,081,707

Net asset value, offering price and redemption price per share, ($6,081,707 ÷ 230,001 shares of common stock issued and outstanding)	$26.44

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,474

Expenses
Management fee	13,303
Less: Fee waiver and/or expense reimbursement	(4,729)

Net expenses	8,574

Net investment income (loss)	(7,100)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on in-kind redemptions	44,157

Net change in unrealized appreciation (depreciation) on:
Investments	(232,548)
Options written	176,465

(56,083)

Net gain (loss) on investment transactions	(11,926)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(19,026)

See Notes to Financial Statements.

PGIM Rock ETF Trust 127

PGIM S&P 500 Buffer 20 ETF - August

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 09, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,100)	$(4,585)
Net realized gain (loss) on investment and in-kind redemptions transactions	44,157	30,564
Net change in unrealized appreciation (depreciation) on investments	(56,083)	107,673

Net increase (decrease) in net assets resulting from operations	(19,026)	133,652

Fund share transactions
Net proceeds from shares sold (90,000 and 220,001 shares, respectively)	2,419,808	5,607,217
Shares redeemed in-kind (10,000 and 70,000 shares, respectively)	(270,241)	(1,789,703)

Net increase (decrease) in net assets from Fund share transactions	2,149,567	3,817,514

Total increase (decrease)	2,130,541	3,951,166

Net Assets:

Beginning of period	3,951,166	—

End of period	$6,081,707	$3,951,166

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 09, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.34		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.14	(c)	1.38
Total from investment operations	0.10		1.34
Net asset value, end of period	$26.44		$26.34
Total Return(d):	0.38%		5.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,082		$3,951
Average net assets (000)	$5,365		$2,657
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.41	%(f)	0.44	%(g)
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.50	%(g)
Net investment income (loss)	(0.36	)%(f)	(0.36	)%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expense waivers.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 129

PGIM S&P 500 Buffer 12 ETF - September

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.0%

AFFILIATED MUTUAL FUND 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $89,455)(wb)	89,455	$89,455

OPTIONS PURCHASED*~ 100.6% (cost $6,393,775)		6,325,220

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.0% (cost $6,483,230)		6,414,675

OPTIONS WRITTEN*~ (2.0)% (premiums received $229,062)		(122,627)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,254,168)		6,292,048
Liabilities in excess of other assets(z) (0.0)%		(2,196)

NET ASSETS 100.0%		$6,289,852

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$ 5.64	110	11	$6,022,720
SPDR S&P 500 ETF Trust	Put	08/29/25	$563.68	110	11	302,500

Total Options Purchased (cost $6,393,775)						$6,325,220

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - September

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$639.21	110	11	$(14,383)
SPDR S&P 500 ETF Trust	Put	08/29/25	$496.04	110	11	(108,244)

Total Options Written (premiums received $229,062)						$(122,627)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$89,455	$—	$—
Options Purchased	—	6,325,220	—

Total	$89,455	$6,325,220	$—

Liabilities
Options Written	$—	$(122,627)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 131

PGIM S&P 500 Buffer 12 ETF - September

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	100.6%
Affiliated Mutual Fund	1.4

102.0
Options Written	(2.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$6,325,220	Options written outstanding, at value	$122,627

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

For the six months ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - September

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(162,273)	$111,916

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities	*
Options Purchased (1)	$5,662,823
Options Written (2)	19,600

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 133

PGIM S&P 500 Buffer 12 ETF - September

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value:
Unaffiliated investments (cost $6,393,775)	$6,325,220
Affiliated investments (cost $89,455)	89,455
Dividends receivable	327

Total Assets	6,415,002

Liabilities
Options written outstanding, at value (premiums received $229,062)	122,627
Management fee payable	2,523

Total Liabilities	125,150

Net Assets	$6,289,852

Net assets were comprised of:
Common stock, at par	$240
Paid-in capital in excess of par	6,313,453
Total distributable earnings (loss)	(23,841)

Net assets, April 30, 2025	$6,289,852

Net asset value, offering price and redemption price per share, ($6,289,852 ÷ 240,001 shares of common stock issued and outstanding)	$26.21

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - September

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,541

Expenses
Management fee	14,225
Less: Fee waiver and/or expense reimbursement	(4,862)

Net expenses	9,363

Net investment income (loss)	(7,822)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(162,273)
Options written	111,916

Net gain (loss) on investment transactions	(50,357)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(58,179)

See Notes to Financial Statements.

PGIM Rock ETF Trust 135

PGIM S&P 500 Buffer 12 ETF - September

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 14, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,822)	$(5,403)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	67,538
Net change in unrealized appreciation (depreciation) on investments	(50,357)	88,237

Net increase (decrease) in net assets resulting from operations	(58,179)	150,372

Fund share transactions
Net proceeds from shares sold (40,000 and 290,001 shares, respectively)	1,096,521	7,437,889
Shares redeemed in-kind (0 and 90,000 shares, respectively)	—	(2,336,751)

Net increase (decrease) in net assets from Fund share transactions	1,096,521	5,101,138

Total increase (decrease)	1,038,342	5,251,510

Net Assets:
Beginning of period	5,251,510	—

End of period	$6,289,852	$5,251,510

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - September

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 14, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.26		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.01	)(c)	1.31
Total from investment operations	(0.05)		1.26
Net asset value, end of period	$26.21		$26.26
Total Return(d):	(0.19)%		5.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,290		$5,252
Average net assets (000)	$5,737		$2,949
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.42	%(f)	0.44	%(g)
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.50	%(g)
Net investment income (loss)	(0.36	)%(f)	(0.39	)%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expense waivers.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 137

PGIM S&P 500 Buffer 20 ETF - September

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 101.3%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $41,146)(wb)	41,146	$41,146

OPTIONS PURCHASED*~ 100.6% (cost $5,889,218)		5,807,702

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.3% (cost $5,930,364)		5,848,848

OPTIONS WRITTEN*~ (1.3)% (premiums received $200,802)		(75,669)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,729,562)		5,773,179
Liabilities in excess of other assets(z) (0.0)%		(2,114)

NET ASSETS 100.0%		$5,771,065

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$5.64	101	10	$5,529,952
SPDR S&P 500 ETF Trust	Put	08/29/25	$563.68	101	10	277,750

Total Options Purchased (cost $5,889,218)						$5,807,702

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$624.05	101	10	$(27,997)
SPDR S&P 500 ETF Trust	Put	08/29/25	$450.94	101	10	(47,672)

Total Options Written (premiums received $200,802)						$(75,669)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund.	$41,146	$—	$—
Options Purchased	—	5,807,702	—

Total	$41,146	$5,807,702	$—

Liabilities
Options Written	$—	$(75,669)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 139

PGIM S&P 500 Buffer 20 ETF - September

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	100.6%
Affiliated Mutual Fund	0.7

101.3
Options Written	(1.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$5,807,702	Options written outstanding, at value	$75,669

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

For the six months ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(153,399)	$148,655

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$4,708,914
Options Written (2)	16,200

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 141

PGIM S&P 500 Buffer 20 ETF - September

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $5,889,218)	$5,807,702
Affiliated investments (cost $41,146)	41,146
Dividends receivable	178

Total Assets	5,849,026

Liabilities

Options written outstanding, at value (premiums received $200,802)	75,669
Management fee payable	2,292

Total Liabilities	77,961

Net Assets	$5,771,065

Net assets were comprised of:
Common stock, at par	$220
Paid-in capital in excess of par	5,784,868
Total distributable earnings (loss)	(14,023)

Net assets, April 30, 2025	$5,771,065

Net asset value, offering price and redemption price per share, ($5,771,065 ÷ 220,001 shares of common stock issued and outstanding)	$26.23

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,122

Expenses
Management fee	11,550
Less: Fee waiver and/or expense reimbursement	(3,279)

Net expenses	8,271

Net investment income (loss)	(7,149)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	(153,399)
Options written	148,655

Net gain (loss) on investment transactions	(4,744)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(11,893)

See Notes to Financial Statements.

PGIM Rock ETF Trust 143

PGIM S&P 500 Buffer 20 ETF - September

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 14, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,149)	$(3,229)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	49,852
Net change in unrealized appreciation (depreciation) on investments	(4,744)	48,361

Net increase (decrease) in net assets resulting from operations	(11,893)	94,984

Fund share transactions
Net proceeds from shares sold (100,000 and 190,001 shares, respectively)	2,650,543	4,846,032
Shares redeemed in-kind (0 and 70,000 shares, respectively)	—	(1,808,601)

Net increase (decrease) in net assets from Fund share transactions	2,650,543	3,037,431

Total increase (decrease)	2,638,650	3,132,415

Net Assets:

Beginning of period	3,132,415	—

End of period	$5,771,065	$3,132,415

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 14, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.10		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.17	(c)	1.14
Total from investment operations	0.13		1.10
Net asset value, end of period	$26.23		$26.10
Total Return(d):	0.49%		4.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,771		$3,132
Average net assets (000)	$4,658		$2,051
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.43	%(f)	0.42	%(g)
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.50	%(g)
Net investment income (loss)	(0.38	)%(f)	(0.34	)%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expense waivers.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 145

PGIM S&P 500 Buffer 12 ETF - October

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.6%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)
(cost $61,907)(wb)	61,907	$61,907

OPTIONS PURCHASED*~ 101.7%
(cost $7,074,437)		6,919,811

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.6%
(cost $7,136,344)		6,981,718

OPTIONS WRITTEN*~ (2.6)%
(premiums received $257,188)		(178,549)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $6,879,156)		6,803,169
Liabilities in excess of other assets(z) (0.0)%		(2,441)

NET ASSETS 100.0%		$6,800,728

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$ 5.74	119	12	$6,504,274
SPDR S&P 500 ETF Trust	Put	09/30/25	$573.76	119	12	415,537

Total Options Purchased (cost $7,074,437)						$6,919,811

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$651.22	119	12	$(14,769)
SPDR S&P 500 ETF Trust	Put	09/30/25	$504.91	119	12	(163,780)

Total Options Written (premiums received $257,188)						$(178,549)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$61,907	$—	$—
Options Purchased	—	6,919,811	—

Total	$61,907	$6,919,811	$—

Liabilities
Options Written	$—	$(178,549)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 147

PGIM S&P 500 Buffer 12 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	101.7%
Affiliated Mutual Fund	0.9

102.6
Options Written	(2.6)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$6,919,811	Options written outstanding, at value	$178,549

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)

Equity contracts	$37,885	$10,743

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written

Equity contracts	$(128,367)	$67,063

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$6,341,217
Options Written (2)	21,400

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 149

PGIM S&P 500 Buffer 12 ETF - October

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $7,074,437)	$6,919,811
Affiliated investments (cost $61,907)	61,907
Dividends receivable	253

Total Assets	6,981,971

Liabilities

Options written outstanding, at value (premiums received $257,188)	178,549
Management fee payable	2,694

Total Liabilities	181,243

Net Assets	$6,800,728

Net assets were comprised of:
Common stock, at par	$260
Paid-in capital in excess of par	6,933,896
Total distributable earnings (loss)	(133,428)

Net assets, April 30, 2025	$6,800,728

Net asset value, offering price and redemption price per share, ($6,800,728 ÷ 260,001 shares of common stock issued and outstanding)	$26.16

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - October

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,219

Expenses
Management fee	15,194
Less: Fee waiver and/or expense reimbursement	(5,097)

Net expenses	10,097

Net investment income (loss)	(8,878)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on in-kind redemptions	48,628

Net change in unrealized appreciation (depreciation) on:
Investments	(128,367)
Options written	67,063

(61,304)

Net gain (loss) on investment transactions	(12,676)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(21,554)

See Notes to Financial Statements.

PGIM Rock ETF Trust 151

PGIM S&P 500 Buffer 12 ETF - October

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 16, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(8,878)	$(5,265)
Net realized gain (loss) on investment and in-kind redemptions transactions	48,628	150,337
Net change in unrealized appreciation (depreciation) on investments	(61,304)	(14,683)

Net increase (decrease) in net assets resulting from operations	(21,554)	130,389

Fund share transactions
Net proceeds from shares sold (70,000 and 350,001 shares, respectively)	1,884,200	9,043,783
Shares redeemed in-kind (30,000 and 130,000 shares, respectively)	(822,772)	(3,413,318)

Net increase (decrease) in net assets from Fund share transactions	1,061,428	5,630,465

Total increase (decrease)	1,039,874	5,760,854

Net Assets:
Beginning of period	5,760,854	—

End of period	$6,800,728	$5,760,854

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - October

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 16, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.19		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.01	(c)	1.23
Total from investment operations	(0.03)		1.19
Net asset value, end of period	$26.16		$26.19
Total Return(d):	(0.11)%		4.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,801		$5,761
Average net assets (000)	$6,128		$3,325
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.42	%(f)	0.42	%(g)
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.50	%(g)
Net investment income (loss)	(0.38	)%(f)	(0.35	)%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expense waivers.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 153

PGIM S&P 500 Buffer 20 ETF - October

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 101.7%

AFFILIATED MUTUAL FUND 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)
(cost $83,881)(wb)	83,881	$83,881

OPTIONS PURCHASED*~ 100.6% (cost $7,497,145)		7,385,008

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.7% (cost $7,581,026)		7,468,889

OPTIONS WRITTEN*~ (1.7)% (premiums received $277,500)		(126,829)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,303,526)		7,342,060
Liabilities in excess of other assets(z) (0.0)%		(2,648)

NET ASSETS 100.0%		$7,339,412

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$5.74	127	13	$6,941,535
SPDR S&P 500 ETF Trust	Put	09/30/25	$573.76	127	13	443,473

Total Options Purchased (cost $7,497,145)						$7,385,008

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$631.71	127	13	$ (37,572)
SPDR S&P 500 ETF Trust	Put	09/30/25	$459.01	127	13	(89,257)

Total Options Written (premiums received $277,500)						$(126,829)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$83,881	$—	$—
Options Purchased	—	7,385,008	—

Total	$83,881	$7,385,008	$—

Liabilities
Options Written	$—	$(126,829)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 155

PGIM S&P 500 Buffer 20 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	100.6%
Affiliated Mutual Fund	1.1
101.7
Options Written	(1.7)
Liabilities in excess of other assets	(0.0) *

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$7,385,008	Options written outstanding, at value	$126,829

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

For the six months ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(120,746)	$163,450

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$7,135,062
Options Written (2)	24,200

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 157

PGIM S&P 500 Buffer 20 ETF - October

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $7,497,145)	$7,385,008
Affiliated investments (cost $83,881)	83,881
Dividends receivable	309

Total Assets	7,469,198

Liabilities

Options written outstanding, at value (premiums received $277,500)	126,829
Management fee payable	2,957

Total Liabilities	129,786

Net Assets	$7,339,412

Net assets were comprised of:
Common stock, at par	$280
Paid-in capital in excess of par	7,366,144
Total distributable earnings (loss)	(27,012)

Net assets, April 30, 2025	$7,339,412

Net asset value, offering price and redemption price per share, ($7,339,412 ÷ 280,001 shares of common stock issued and outstanding)	$26.21

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,780

Expenses
Management fee	17,457
Less: Fee waiver and/or expense reimbursement	(3,360)

Net expenses	14,097

Net investment income (loss)	(12,317)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(120,746)
Options written	163,450

42,704

Net gain (loss) on investment transactions	42,704

Net Increase (Decrease) In Net Assets Resulting From Operations	$30,387

See Notes to Financial Statements.

PGIM Rock ETF Trust 159

PGIM S&P 500 Buffer 20 ETF - October

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 16, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(12,317)	$(4,044)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	67,757
Net change in unrealized appreciation (depreciation) on investments	42,704	(4,170)

Net increase (decrease) in net assets resulting from operations	30,387	59,543

Fund share transactions
Net proceeds from shares sold (50,000 and 310,001 shares, respectively)	1,330,079	8,012,516
Shares redeemed in-kind	—	(1,826,149)
Cost of shares purchased (10,000 and 0 shares, respectively)	(266,964)	—

Net increase (decrease) in net assets from Fund share transactions	1,063,115	6,186,367

Total increase (decrease)	1,093,502	6,245,910

Net Assets:
Beginning of period	6,245,910	—

End of period	$7,339,412	$6,245,910

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 16, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.02		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.24		1.07
Total from investment operations	0.19		1.02
Net asset value, end of period	$26.21		$26.02
Total Return(c):	0.72%		4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,339		$6,246
Average net assets (000)	$7,041		$2,320
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45	%(e)	0.43	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.40	)%(e)	(0.38	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 161

PGIM S&P 500 Buffer 12 ETF - November

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.0%

AFFILIATED MUTUAL FUND 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $83,966)(wb)	83,966	$83,966

OPTIONS PURCHASED*~ 101.3%
(cost $5,234,178)		5,105,848

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0%
(cost $5,318,144)		5,189,814

OPTIONS WRITTEN*~ (3.0)%
(premiums received $185,945)		(148,868)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $5,132,199)		5,040,946
Liabilities in excess of other assets(z) (0.0)%		(1,712)

NET ASSETS 100.0%		$5,039,234

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$5.69	88	9	$4,804,888
SPDR S&P 500 ETF Trust	Put	10/31/25	$568.64	88	9	300,960

Total Options Purchased (cost $5,234,178)						$5,105,848

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - November

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

SPDR S&P 500 ETF Trust	Call	10/31/25	$648.53	88	9	$(20,670)
SPDR S&P 500 ETF Trust	Put	10/31/25	$500.40	88	9	(128,198)

Total Options Written (premiums received $185,945)						$(148,868)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$83,966	$—	$—
Options Purchased	—	5,105,848	—

Total	$83,966	$5,105,848	$—

Liabilities
Options Written	$—	$(148,868)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 163

PGIM S&P 500 Buffer 12 ETF - November

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	101.3%
Affiliated Mutual Fund	1.7

103.0
Options Written	(3.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$5,105,848	Options written outstanding, at value	$148,868

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

For the six months ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - November

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written

Equity contracts	$(128,142)	$37,268

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$3,910,656

Options Written (2)	13,267

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 165

PGIM S&P 500 Buffer 12 ETF - November

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $5,234,178)	$5,105,848
Affiliated investments (cost $83,966)	83,966
Dividends receivable	308

Total Assets	5,190,122

Liabilities

Options written outstanding, at value (premiums received $185,945)	148,868
Management fee payable	2,020

Total Liabilities	150,888

Net Assets	$5,039,234

Net assets were comprised of:
Common stock, at par	$190
Paid-in capital in excess of par	5,207,752
Total distributable earnings (loss)	(168,708)

Net assets, April 30, 2025	$5,039,234

Net asset value, offering price and redemption price per share, ($5,039,234 ÷ 190,001 shares of common stock issued and outstanding)	$26.52

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - November

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,477

Expenses
Management fee	10,409
Less: Fee waiver and/or expense reimbursement	(3,380)

Net expenses	7,029

Net investment income (loss)	(5,552)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(128,142)
Options written	37,268

(90,874)

Net gain (loss) on investment transactions	(90,874)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(96,426)

See Notes to Financial Statements.

PGIM Rock ETF Trust 167

PGIM S&P 500 Buffer 12 ETF - November

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 21, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(5,552)	$(3,144)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	127,737
Net change in unrealized appreciation (depreciation) on investments	(90,874)	(379)

Net increase (decrease) in net assets resulting from operations	(96,426)	124,214

Fund share transactions
Net proceeds from shares sold (90,000 and 200,001 shares, respectively)	2,480,525	5,185,905
Shares redeemed in-kind (0 and 100,000 shares, respectively)	—	(2,654,984)

Net increase (decrease) in net assets from Fund share transactions	2,480,525	2,530,921

Total increase (decrease)	2,384,099	2,655,135

Net Assets:

Beginning of period	2,655,135	—

End of period	$5,039,234	$2,655,135

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - November

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 21, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.55		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.01	(c)	1.59
Total from investment operations	(0.03)		1.55
Net asset value, end of period	$26.52		$26.55
Total Return(d):	(0.13)%		6.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,039		$2,655
Average net assets (000)	$4,198		$2,127
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.42	%(f)	0.43	%(g)
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.50	%(g)
Net investment income (loss)	(0.35	)%(f)	(0.33	)%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expense waivers.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 169

PGIM S&P 500 Buffer 20 ETF - November

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.2%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $81,161)(wb)	81,161	$81,161

OPTIONS PURCHASED*~ 101.2% (cost $8,002,631)		7,774,814

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.2% (cost $8,083,792)		7,855,975

OPTIONS WRITTEN*~ (2.2)%
(premiums received $349,381)		(170,620)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,734,411)		7,685,355
Liabilities in excess of other assets(z) (0.0)%		(2,539)

NET ASSETS 100.0%		$7,682,816

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$5.69	134	13	$7,316,534
SPDR S&P 500 ETF Trust	Put	10/31/25	$568.64	134	13	458,280

Total Options Purchased (cost $8,002,631)						$7,774,814

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$631.30	134	13	$(63,646)
SPDR S&P 500 ETF Trust	Put	10/31/25	$454.91	134	13	(106,974)

Total Options Written (premiums received $349,381)						$(170,620)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$81,161	$—	$—
Options Purchased	—	7,774,814	—

Total	$81,161	$7,774,814	$—

Liabilities
Options Written	$—	$(170,620)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 171

PGIM S&P 500 Buffer 20 ETF - November

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	101.2%
Affiliated Mutual Fund	1.0

102.2
Options Written	(2.2)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$7,774,814	Options written outstanding, at value	$170,620

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$5,424	$11,958

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(227,649)	$178,931

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$6,224,293
Options Written (2)	20,933

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 173

PGIM S&P 500 Buffer 20 ETF - November

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value:
Unaffiliated investments (cost $8,002,631)	$7,774,814
Affiliated investments (cost $81,161)	81,161
Dividends receivable	300

Total Assets	7,856,275

Liabilities
Options written outstanding, at value (premiums received $349,381)	170,620
Management fee payable	2,839

Total Liabilities	173,459

Net Assets	$7,682,816

Net assets were comprised of:
Common stock, at par	$290
Paid-in capital in excess of par	7,998,748
Total distributable earnings (loss)	(316,222)

Net assets, April 30, 2025	$7,682,816

Net asset value, offering price and redemption price per share, ($7,682,816 ÷ 290,001 shares of common stock issued and outstanding)	$26.49

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,651

Expenses
Management fee	18,211
Less: Fee waiver and/or expense reimbursement	(6,813)

Net expenses	11,398

Net investment income (loss)	(9,747)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on in-kind redemptions	17,382

Net change in unrealized appreciation (depreciation) on:
Investments	(227,649)
Options written	178,931

(48,718)

Net gain (loss) on investment transactions	(31,336)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(41,083)

See Notes to Financial Statements.

PGIM Rock ETF Trust 175

PGIM S&P 500 Buffer 20 ETF - November

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 21, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(9,747)	$(10,354)
Net realized gain (loss) on investment and in-kind redemptions transactions	17,382	321,224
Net change in unrealized appreciation (depreciation) on investments	(48,718)	(338)

Net increase (decrease) in net assets resulting from operations	(41,083)	310,532

Fund share transactions
Net proceeds from shares sold (210,000 and 540,001 shares, respectively)	5,622,034	13,899,513
Shares redeemed in-kind (10,000 and 270,000 shares, respectively)	(266,540)	(7,104,029)
Cost of shares purchased (0 and 180,000 shares, respectively)	—	(4,737,611)

Net increase (decrease) in net assets from Fund share transactions	5,355,494	2,057,873

Total increase (decrease)	5,314,411	2,368,405

Net Assets:
Beginning of period	2,368,405	—

End of period	$7,682,816	$2,368,405

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 21, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.32		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.21	(c)	1.36
Total from investment operations	0.17		1.32
Net asset value, end of period	$26.49		$26.32
Total Return(d):	0.65%		5.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,683		$2,368
Average net assets (000)	$7,423		$5,986
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.40	%(f)	0.45	%(g)
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.50	%(g)
Net investment income (loss)	(0.36	)%(f)	(0.39	)%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expense waivers.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 177

PGIM S&P 500 Buffer 12 ETF - December

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.1%

AFFILIATED MUTUAL FUND 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $81,012)(wb)	81,012	$81,012

OPTIONS PURCHASED*~ 103.0% (cost $7,399,668)		7,172,520

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $7,480,680)		7,253,532

OPTIONS WRITTEN*~ (4.1)% (premiums received $234,160)		(285,928)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,246,520)		6,967,604
Liabilities in excess of other assets(z) (0.0)%		(2,498)

NET ASSETS 100.0%		$6,965,106

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$ 6.03	120	12	$6,548,640
SPDR S&P 500 ETF Trust	Put	11/28/25	$602.55	120	12	623,880

Total Options Purchased (cost $7,399,668)						$7,172,520

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - December

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$685.16	120	12	$(11,244)
SPDR S&P 500 ETF Trust	Put	11/28/25	$530.24	120	12	(274,684)

Total Options Written (premiums received $234,160)						$(285,928)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$81,012	$—	$—
Options Purchased	—	7,172,520	—

Total	$81,012	$7,172,520	$—

Liabilities
Options Written	$—	$(285,928)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 179

PGIM S&P 500 Buffer 12 ETF - December

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	103.0%
Affiliated Mutual Fund	1.1

104.1
Options Written	(4.1)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$7,172,520	Options written outstanding, at value	$285,928

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$652,805	$(265,052)

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - December

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(508,262)	$(37,280)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$6,885,811
Options Written (2)	23,333

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 181

PGIM S&P 500 Buffer 12 ETF - December

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value:
Unaffiliated investments (cost $7,399,668)	$7,172,520
Affiliated investments (cost $81,012)	81,012
Dividends receivable	299

Total Assets	7,253,831

Liabilities
Options written outstanding, at value (premiums received $234,160)	285,928
Management fee payable	2,797

Total Liabilities	288,725

Net Assets	$6,965,106

Net assets were comprised of:
Common stock, at par	$270
Paid-in capital in excess of par	6,873,527
Total distributable earnings (loss)	91,309

Net assets, April 30, 2025	$6,965,106

Net asset value, offering price and redemption price per share, ($6,965,106 ÷ 270,001 shares of common stock issued and outstanding)	$25.80

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - December

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,786

Expenses
Management fee	15,254
Less: Fee waiver and/or expense reimbursement	(5,711)

Net expenses	9,543

Net investment income (loss)	(7,757)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	104,294
In-kind redemptions	454,393
Options written transactions	(170,934)

387,753

Net change in unrealized appreciation (depreciation) on:
Investments	(508,262)
Options written	(37,280)

(545,542)

Net gain (loss) on investment transactions	(157,789)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(165,546)

See Notes to Financial Statements.

PGIM Rock ETF Trust 183

PGIM S&P 500 Buffer 12 ETF - December

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 23, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(7,757)	$(9,771)

Net realized gain (loss) on investment and in-kind redemptions transactions	387,753	—

Net change in unrealized appreciation (depreciation) on investments	(545,542)	266,626

Net increase (decrease) in net assets resulting from operations	(165,546)	256,855

Fund share transactions

Net proceeds from shares sold (200,000 and 270,001 shares, respectively)	5,367,428	6,861,542

Shares redeemed in-kind (200,000 and 0 shares, respectively)	(5,355,173)	—

Net increase (decrease) in net assets from Fund share transactions	12,255	6,861,542

Total increase (decrease)	(153,291)	7,118,397

Net Assets:

Beginning of period	7,118,397	—

End of period	$6,965,106	$7,118,397

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - December

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 23, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.36		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.53)		1.41
Total from investment operations	(0.56)		1.36
Net asset value, end of period	$25.80		$26.36
Total Return(c):	(2.15)%		5.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,965		$7,118
Average net assets (000)	$6,152		$5,488
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41	%(e)	0.45	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.35	)%(e)	(0.40	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expense waivers.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 185

PGIM S&P 500 Buffer 20 ETF - December

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.4%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $200,791)(wb)	200,791	$200,791

OPTIONS PURCHASED*~ 101.6% (cost $26,396,051)		26,060,156

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.4% (cost $26,596,842)		26,260,947

OPTIONS WRITTEN*~ (2.4)% (premiums received $869,550)		(621,544)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $25,727,292)		25,639,403
Liabilities in excess of other assets(z) (0.0)%		(6,923)

NET ASSETS 100.0%		$25,632,480

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$6.03	436	44	$23,793,392
SPDR S&P 500 ETF Trust	Put	11/28/25	$602.55	436	44	2,266,764

Total Options Purchased (cost $26,396,051)						$26,060,156

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$668.71	436	44	$(70,017)
SPDR S&P 500 ETF Trust	Put	11/28/25	$482.04	436	44	(551,527)

Total Options Written (premiums received $869,550)						$(621,544)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$200,791	$—	$—
Options Purchased	—	26,060,156	—

Total	$200,791	$26,060,156	$—

Liabilities
Options Written	$—	$(621,544)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 187

PGIM S&P 500 Buffer 20 ETF - December

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	101.6%
Affiliated Mutual Fund	0.8

102.4
Options Written	(2.4)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$26,060,156	Options written outstanding, at value	$621,544

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$388,133	$(189,589)

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(475,926)	$282,726

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities	*
Options Purchased (1)	$15,046,453
Options Written (2)	49,867

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 189

PGIM S&P 500 Buffer 20 ETF - December

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value:
Unaffiliated investments (cost $26,396,051)	$26,060,156
Affiliated investments (cost $200,791)	200,791
Dividends receivable	617

Total Assets	26,261,564

Liabilities
Options written outstanding, at value (premiums received $869,550)	621,544
Management fee payable	7,540

Total Liabilities	629,084

Net Assets	$25,632,480

Net assets were comprised of:
Common stock, at par	$990
Paid-in capital in excess of par	25,549,079
Total distributable earnings (loss)	82,411

Net assets, April 30, 2025	$25,632,480

Net asset value, offering price and redemption price per share, ($25,632,480 ÷ 990,001 shares of common stock issued and outstanding)	$25.89

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$3,008

Expenses
Management fee	31,461
Less: Fee waiver and/or expense reimbursement	(3,773)

Net expenses	27,688

Net investment income (loss)	(24,680)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	22,284
In-kind redemptions	373,785
Options written transactions	(197,525)

198,544

Net change in unrealized appreciation (depreciation) on:
Investments	(475,926)
Options written	282,726

(193,200)

Net gain (loss) on investment transactions	5,344

Net Increase (Decrease) In Net Assets Resulting From Operations	$(19,336)

See Notes to Financial Statements.

PGIM Rock ETF Trust 191

PGIM S&P 500 Buffer 20 ETF - December

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	May 23, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(24,680)	$(3,564)
Net realized gain (loss) on investment and in-kind redemptions transactions	198,544	—
Net change in unrealized appreciation (depreciation) on investments	(193,200)	105,311

Net increase (decrease) in net assets resulting from operations	(19,336)	101,747

Fund share transactions
Net proceeds from shares sold (1,010,000 and 140,001 shares, respectively)	26,206,640	3,560,251
Shares redeemed in-kind (160,000 and 0 shares, respectively)	(4,216,822)	—

Net increase (decrease) in net assets from Fund share transactions	21,989,818	3,560,251

Total increase (decrease)	21,970,482	3,661,998

Net Assets:
Beginning of period	3,661,998	—

End of period	$25,632,480	$3,661,998

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		May 23, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.16		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	(0.22	)(c)	1.20
Total from investment operations	(0.27)		1.16
Net asset value, end of period	$25.89		$26.16
Total Return(d):	(1.02)%		4.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,632		$3,662
Average net assets (000)	$12,691		$2,272
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.47	%(f)	0.44	%(g)
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.50	%(g)
Net investment income (loss)	(0.42	)%(f)	(0.36	)%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expense waivers.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 193

PGIM Laddered S&P 500 Buffer 12 ETF

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

AFFILIATED EXCHANGE-TRADED FUNDS
PGIM S&P 500 Buffer 12 ETF - January*	113,513	$3,194,767
PGIM S&P 500 Buffer 12 ETF - February*	115,139	3,156,720
PGIM S&P 500 Buffer 12 ETF - March*	117,955	3,278,441
PGIM S&P 500 Buffer 12 ETF - April*	120,183	3,183,888
PGIM S&P 500 Buffer 12 ETF - May*	117,809	3,238,569
PGIM S&P 500 Buffer 12 ETF - June*	121,515	3,215,858
PGIM S&P 500 Buffer 12 ETF - July*	121,056	3,181,933
PGIM S&P 500 Buffer 12 ETF - August*	120,927	3,194,928
PGIM S&P 500 Buffer 12 ETF - September*	121,212	3,179,585
PGIM S&P 500 Buffer 12 ETF - October*	121,663	3,183,957
PGIM S&P 500 Buffer 12 ETF - November*	121,949	3,239,685
PGIM S&P 500 Buffer 12 ETF - December*	121,497	3,137,028

TOTAL LONG-TERM INVESTMENTS (cost $38,109,757)		38,385,359

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $154,767)	154,767	154,767

TOTAL INVESTMENTS 100.0% (cost $38,264,524)(wa)		38,540,126
Other assets in excess of liabilities 0.0%		1,600

NET ASSETS 100.0%		$38,541,726

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 12 ETF

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$38,385,359	$—	$—
Short-Term Investment
Affiliated Mutual Fund	154,767	—	—

Total	$38,540,126	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2025 were as follows:

Affiliated Exchange-Traded Funds	99.6%
Affiliated Mutual Fund	0.4

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Rock ETF Trust 195

PGIM Laddered S&P 500 Buffer 12 ETF

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Affiliated investments (cost $38,264,524)	$38,540,126
Receivable for Fund shares sold	1,057
Dividends receivable	543

Total Assets	38,541,726

Net Assets	$38,541,726

Net assets were comprised of:
Common stock, at par	$1,480
Paid-in capital in excess of par	38,262,820
Total distributable earnings (loss)	277,426

Net assets, April 30, 2025	$38,541,726

Net asset value, offering price and redemption price per share, ($38,541,726 ÷ 1,480,000 shares of common stock issued and outstanding)	$26.04

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 12 ETF

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,670

Net investment income (loss)	2,670

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net change in unrealized appreciation (depreciation) on investments	(452,213)

Net gain (loss) on investment transactions	(452,213)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(449,543)

See Notes to Financial Statements.

PGIM Rock ETF Trust 197

PGIM Laddered S&P 500 Buffer 12 ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	June 11, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,670	$3,628
Net change in unrealized appreciation (depreciation) on investments	(452,213)	727,815

Net increase (decrease) in net assets resulting from operations	(449,543)	731,443

Dividends and Distributions
Distributions from distributable earnings	(4,474)	—

Fund share transactions
Net proceeds from shares sold (0 and 280,000 shares, respectively)	—	7,000,000
Shares sold in-kind (540,000 and 660,000 shares, respectively)	14,415,323	16,848,977

Net increase (decrease) in net assets from Fund share transactions	14,415,323	23,848,977

Total increase (decrease)	13,961,306	24,580,420

Net Assets:
Beginning of period	24,580,420	—

End of period	$38,541,726	$24,580,420

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 12 ETF

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		June 11, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.15		$25.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.11)		1.14
Total from investment operations	(0.11)		1.15
Less Dividends and Distributions:
Dividends from net investment income	-	(c)	-
Net asset value, end of period	$26.04		$26.15
Total Return(d):	(0.39)%		4.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,542		$24,580
Average net assets (000)	$30,211		$18,568
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	-%		-%
Expenses before waivers and/or expense reimbursement	-%		-%
Net investment income (loss)	0.02	%(f)	0.05	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 199

PGIM Laddered S&P 500 Buffer 20 ETF

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

AFFILIATED EXCHANGE-TRADED FUNDS
PGIM S&P 500 Buffer 20 ETF - January*	114,019	$3,143,641
PGIM S&P 500 Buffer 20 ETF - February*	115,187	3,124,747
PGIM S&P 500 Buffer 20 ETF - March*	116,953	3,202,559
PGIM S&P 500 Buffer 20 ETF - April*	118,840	3,155,606
PGIM S&P 500 Buffer 20 ETF - May*	117,247	3,224,292
PGIM S&P 500 Buffer 20 ETF - June*	120,158	3,176,785
PGIM S&P 500 Buffer 20 ETF - July*	119,565	3,147,955
PGIM S&P 500 Buffer 20 ETF - August*	119,438	3,157,774
PGIM S&P 500 Buffer 20 ETF - September*	119,728	3,139,041
PGIM S&P 500 Buffer 20 ETF - October*	120,146	3,149,603
PGIM S&P 500 Buffer 20 ETF - November*	120,437	3,189,413
PGIM S&P 500 Buffer 20 ETF - December*	120,010	3,106,771

TOTAL LONG-TERM INVESTMENTS
(cost $38,024,446)		37,918,187

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $176,622)	176,622	176,622

TOTAL INVESTMENTS 100.0%
(cost $38,201,068)(wa)		38,094,809
Other assets in excess of liabilities 0.0%		647

NET ASSETS 100.0%		$38,095,456

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 20 ETF

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$37,918,187	$—	$—
Short-Term Investment
Affiliated Mutual Fund	176,622	—	—

Total	$38,094,809	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2025 were as follows:

Affiliated Exchange-Traded Funds	99.5%
Affiliated Mutual Fund	0.5

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Rock ETF Trust 201

PGIM Laddered S&P 500 Buffer 20 ETF

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Affiliated investments (cost $38,201,068)	$38,094,809
Dividends receivable	647

Total Assets	38,095,456

Net Assets	$38,095,456

Net assets were comprised of:
Common stock, at par	$1,460
Paid-in capital in excess of par	37,843,631
Total distributable earnings (loss)	250,365

Net assets, April 30, 2025	$38,095,456

Net asset value, offering price and redemption price per share, ($38,095,456 ÷ 1,460,000 shares of common stock issued and outstanding)	$26.09

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 20 ETF

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$3,371

Net investment income (loss)	3,371

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on in-kind redemptions	354,144

Net change in unrealized appreciation (depreciation) on investments	(633,203)

Net gain (loss) on investment transactions	(279,059)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(275,688)

See Notes to Financial Statements.

PGIM Rock ETF Trust 203

PGIM Laddered S&P 500 Buffer 20 ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	June 11, 2024* through October 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,371	$3,511
Net realized gain (loss) on in-kind redemptions	354,144	—
Net change in unrealized appreciation (depreciation) on investments	(633,203)	526,944

Net increase (decrease) in net assets resulting from operations	(275,688)	530,455

Dividends and Distributions
Distributions from distributable earnings	(4,402)	—

Fund share transactions
Net proceeds from shares sold (0 and 280,000 shares, respectively)	—	7,000,000
Shares sold in-kind (990,000 and 400,000 shares, respectively)	26,303,127	10,147,766
Shares redeemed in-kind (210,000 and 0 shares, respectively)	(5,605,802)	—

Net increase (decrease) in net assets from Fund share transactions	20,697,325	17,147,766

Total increase (decrease)	20,417,235	17,678,221

Net Assets:
Beginning of period	17,678,221	—

End of period	$38,095,456	$17,678,221

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 20 ETF

Financial Highlights (unaudited)

	Six Months Ended April 30, 2025		June 11, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.00		$25.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	0.01
Net realized and unrealized gain (loss) on investment transactions	0.09	(d)	0.99
Total from investment operations	0.09		1.00
Less Dividends and Distributions:
Dividends from net investment income	-	(c)	-
Net asset value, end of period	$26.09		$26.00
Total Return(e):	0.38%		3.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,095		$17,678
Average net assets (000)	$33,216		$14,920
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	-%		-%
Expenses before waivers and/or expense reimbursement	-%		-%
Net investment income (loss)	0.02	%(g)	0.06	%(g)
Portfolio turnover rate(h)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 205

PGIM Nasdaq-100 Buffer 12 ETF - January

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.7%

AFFILIATED MUTUAL FUND 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $49,725)(wb)	49,725	$49,725

OPTIONS PURCHASED*~ 104.4% (cost $4,186,940)		4,043,664

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.7% (cost $4,236,665)		4,093,389

OPTIONS WRITTEN*~ (5.7)% (premiums received $232,627)		(218,696)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,004,038)		3,874,693
Liabilities in excess of other assets(z) (0.0)%		(1,356)

NET ASSETS 100.0%		$3,873,337

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	12/31/25	$ 5.11	78	8	$3,658,070
Invesco QQQ ETF Trust	Put	12/31/25	$511.23	78	8	385,594

Total Options Purchased (cost $4,186,940)						$4,043,664

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	12/31/25	$598.55	78	8	$(27,465)
Invesco QQQ ETF Trust	Put	12/31/25	$449.88	78	8	(191,231)

Total Options Written (premiums received $232,627)						$(218,696)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$49,725	$—	$—
Options Purchased	—	4,043,664	—

Total	$49,725	$4,043,664	$—

Liabilities
Options Written	$—	$(218,696)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 207

PGIM Nasdaq-100 Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	104.4%
Affiliated Mutual Fund	1.3

105.7
Options Written	(5.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$4,043,664	Options written outstanding, at value	$218,696

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2025 are as follows:

For the period ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(143,276)	$13,931

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities	*
Options Purchased (1)	$3,652,997
Options Written (2)	13,600

*	Average volume is based on average quarter end balances for the period ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 209

PGIM Nasdaq-100 Buffer 12 ETF - January

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $4,186,940)	$4,043,664
Affiliated investments (cost $49,725)	49,725
Dividends receivable	184

Total Assets	4,093,573

Liabilities

Options written outstanding, at value (premiums received $232,627)	218,696
Management fee payable	1,540

Total Liabilities	220,236

Net Assets	$3,873,337

Net assets were comprised of:
Common stock, at par	$160
Paid-in capital in excess of par	4,006,475
Total distributable earnings (loss)	(133,298)

Net assets, April 30, 2025	$3,873,337

Net asset value, offering price and redemption price per share, ($3,873,337 ÷ 160,000 shares of common stock issued and outstanding)	$24.21

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - January

Statement of Operations (unaudited)

For the Period December 27, 2024* through April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,525

Expenses
Management fee	5,457
Miscellaneous	21

Total expenses	5,478

Net investment income (loss)	(3,953)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(143,276)
Options written	13,931

Net gain (loss) on investment transactions	(129,345)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(133,298)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 211

PGIM Nasdaq-100 Buffer 12 ETF - January

Statement of Changes in Net Assets (unaudited)

December 27, 2024* through April 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,953)
Net change in unrealized appreciation (depreciation) on investments	(129,345)

Net increase (decrease) in net assets resulting from operations	(133,298)

Fund share transactions
Net proceeds from shares sold (170,000 shares)	4,260,169
Cost of shares purchased (10,000 shares)	(253,534)

Net increase (decrease) in net assets from Fund share transactions	4,006,635

Total increase (decrease)	3,873,337

Net Assets:
Beginning of period	—

End of period	$3,873,337

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - January

Financial Highlights (unaudited)

	December 27, 2024(a) through April 30, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	(0.76)
Total from investment operations	(0.79)
Net asset value, end of period	$24.21
Total Return(c):	(3.17)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,873
Average net assets (000)	$3,212
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.36	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 213

PGIM Nasdaq-100 Buffer 12 ETF - April

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 107.9%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $52,547)(wb)	52,547	$52,547

OPTIONS PURCHASED*~ 107.0% (cost $6,611,074)		6,704,698

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.9% (cost $6,663,621)		6,757,245

OPTIONS WRITTEN*~ (7.9)% (premiums received $424,882)		(490,981)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,238,739)		6,266,264
Liabilities in excess of other assets(z) (0.0)%		(2,254)

NET ASSETS 100.0%		$6,264,010

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	03/31/26	$ 4.69	133	13	$6,241,801
Invesco QQQ ETF Trust	Put	03/31/26	$468.92	133	13	462,897

Total Options Purchased (cost $6,611,074)						$6,704,698

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	03/31/26	$551.22	133	13	$(245,012)
Invesco QQQ ETF Trust	Put	03/31/26	$412.65	133	13	(245,969)

Total Options Written (premiums received $424,882)						$(490,981)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$52,547	$—	$—
Options Purchased	—	6,704,698	—

Total	$52,547	$6,704,698	$—

Liabilities
Options Written	$—	$(490,981)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 215

PGIM Nasdaq-100 Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	107.0%
Affiliated Mutual Fund	0.9

107.9
Options Written	(7.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$6,704,698	Options written outstanding, at value	$490,981

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$(82,289)	$60,180

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$93,624	$(66,099)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$4,457,023
Options Written (2)	17,700

*	Average volume is based on average quarter end balances for the period ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 217

PGIM Nasdaq-100 Buffer 12 ETF - April

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $6,611,074)	$6,704,698
Affiliated investments (cost $52,547)	52,547
Dividends receivable	188

Total Assets	6,757,433

Liabilities

Options written outstanding, at value (premiums received $424,882)	490,981
Management fee payable	2,442

Total Liabilities	493,423

Net Assets	$6,264,010

Net assets were comprised of:
Common stock, at par	$250
Paid-in capital in excess of par	6,262,384
Total distributable earnings (loss)	1,376

Net assets, April 30, 2025	$6,264,010

Net asset value, offering price and redemption price per share, ($6,264,010 ÷ 250,000 shares of common stock issued and outstanding)	$25.06

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Statement of Operations (unaudited)

For the Period December 27, 2024* through April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,269

Expenses
Management fee	5,288
Miscellaneous	21

Total expenses	5,309

Net investment income (loss)	(4,040)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(84,064)
In-kind redemptions	(9,904)
Options written transactions	71,859

(22,109)

Net change in unrealized appreciation (depreciation) on:
investments	93,624
Options written	(66,099)

27,525

Net gain (loss) on investment transactions	5,416

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,376

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 219

PGIM Nasdaq-100 Buffer 12 ETF - April

Statement of Changes in Net Assets (unaudited)

December 27, 2024* through April 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,040)
Net realized gain (loss) on investment and in-kind redemptions transactions	(22,109)
Net change in unrealized appreciation (depreciation) on investments	27,525

Net increase (decrease) in net assets resulting from operations	1,376

Fund share transactions
Net proceeds from shares sold (290,000 shares)	7,194,780
Shares redeemed in-kind (40,000 shares)	(932,146)

Net increase (decrease) in net assets from Fund share transactions	6,262,634

Total increase (decrease)	6,264,010

Net Assets:
Beginning of period	—

End of period	$6,264,010

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Financial Highlights (unaudited)

	December 27, 2024(a) through April 30, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.09
Total from investment operations	0.06
Net asset value, end of period	$25.06
Total Return(c):	0.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,264
Average net assets (000)	$3,113
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.38	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 221

PGIM Nasdaq-100 Buffer 12 ETF - July

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.2%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $17,614)(wb)	17,614	$17,614

OPTIONS PURCHASED*~ 101.5% (cost $2,589,044)		2,486,925

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.2% (cost $2,606,658)		2,504,539

OPTIONS WRITTEN*~ (2.2)% (premiums received $108,020)		(52,815)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,498,638)		2,451,724
Liabilities in excess of other assets(z) (0.0)%		(912)

NET ASSETS 100.0%		$2,450,812

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	06/30/25	$ 5.11	49	5	$2,301,955
Invesco QQQ ETF Trust	Put	06/30/25	$511.23	49	5	184,970

Total Options Purchased (cost $2,589,044)						$2,486,925

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	06/30/25	$552.59	49	5	$(2,517)
Invesco QQQ ETF Trust	Put	06/30/25	$449.88	49	5	(50,298)

Total Options Written (premiums received $108,020)						$(52,815)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$17,614	$—	$—
Options Purchased	—	2,486,925	—

Total	$17,614	$2,486,925	$—

Liabilities
Options Written	$—	$(52,815)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 223

PGIM Nasdaq-100 Buffer 12 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	101.5%
Affiliated Mutual Fund	0.7

102.2
Options Written	(2.2)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,486,925	Options written outstanding, at value	$52,815

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2025 are as follows:

For the period ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(102,119)	$55,205

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$2,460,097
Options Written (2)	9,300

*	Average volume is based on average quarter end balances for the period ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 225

PGIM Nasdaq-100 Buffer 12 ETF - July

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $2,589,044)	$2,486,925
Affiliated investments (cost $17,614)	17,614
Dividends receivable	67

Total Assets	2,504,606

Liabilities

Options written outstanding, at value (premiums received $108,020)	52,815
Management fee payable	979

Total Liabilities	53,794

Net Assets	$2,450,812

Net assets were comprised of:
Common stock, at par	$100
Paid-in capital in excess of par	2,500,319
Total distributable earnings (loss)	(49,607)

Net assets, April 30, 2025	$2,450,812

Net asset value, offering price and redemption price per share, ($2,450,812 ÷ 100,000 shares of common stock issued and outstanding)	$24.51

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - July

Statement of Operations (unaudited)

For the Period December 27, 2024* through April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,143

Expenses
Management fee	3,815
Miscellaneous	21

Total expenses	3,836

Net investment income (loss)	(2,693)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(102,119)
Options written	55,205

Net gain (loss) on investment transactions	(46,914)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(49,607)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 227

PGIM Nasdaq-100 Buffer 12 ETF - July

Statement of Changes in Net Assets (unaudited)

December 27, 2024* through April 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(2,693)
Net change in unrealized appreciation (depreciation) on investments	(46,914)

Net increase (decrease) in net assets resulting from operations	(49,607)

Fund share transactions
Net proceeds from shares sold (100,000 shares)	2,500,419

Total increase (decrease)	2,450,812

Net Assets:
Beginning of period	—

End of period	$2,450,812

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - July

Financial Highlights (unaudited)

	December 27, 2024(a) through April 30, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	(0.46)
Total from investment operations	(0.49)
Net asset value, end of period	$24.51
Total Return(c):	(1.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,451
Average net assets (000)	$2,246
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.35	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 229

PGIM Nasdaq-100 Buffer 12 ETF - October

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.3%

AFFILIATED MUTUAL FUND 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $60,132)(wb)	60,132	$60,132

OPTIONS PURCHASED*~ 102.2% (cost $3,088,624)		2,979,620

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.3% (cost $3,148,756)		3,039,752

OPTIONS WRITTEN*~ (4.3)% (premiums received $144,992)		(123,809)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,003,764)		2,915,943
Liabilities in excess of other assets(z) (0.0)%		(942)

NET ASSETS 100.0%		$2,915,001

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	09/30/25	$ 5.11	58	6	$2,721,689
Invesco QQQ ETF Trust	Put	09/30/25	$511.23	58	6	257,931

Total Options Purchased (cost $3,088,624)						$2,979,620

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	09/30/25	$575.44	58	6	$(12,912)
Invesco QQQ ETF Trust	Put	09/30/25	$449.88	58	6	(110,897)

Total Options Written (premiums received $144,992)						$(123,809)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$60,132	$—	$—
Options Purchased	—	2,979,620	—

Total	$60,132	$2,979,620	$—

Liabilities
Options Written	$—	$(123,809)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 231

PGIM Nasdaq-100 Buffer 12 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	102.2%
Affiliated Mutual Fund	2.1

104.3
Options Written	(4.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,979,620	Options written outstanding, at value	$123,809

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$12,262	$9,189

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(109,004)	$21,183

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$2,720,308
Options Written (2)	10,200

*	Average volume is based on average quarter end balances for the period ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 233

PGIM Nasdaq-100 Buffer 12 ETF - October

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value:
Unaffiliated investments (cost $3,088,624)	$2,979,620
Affiliated investments (cost $60,132)	60,132
Dividends receivable	219

Total Assets	3,039,971

Liabilities
Options written outstanding, at value (premiums received $144,992)	123,809
Management fee payable	1,161

Total Liabilities	124,970

Net Assets	$2,915,001

Net assets were comprised of:
Common stock, at par	$120
Paid-in capital in excess of par	2,984,026
Total distributable earnings (loss)	(69,145)

Net assets, April 30, 2025	$2,915,001

Net asset value, offering price and redemption price per share, ($2,915,001 ÷ 120,000 shares of common stock issued and outstanding)	$24.29

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Statement of Operations (unaudited)

For the Period December 27, 2024* through April 30, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,369

Expenses
Management fee	4,122
Miscellaneous	22

Total expenses	4,144

Net investment income (loss)	(2,775)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on in-kind redemptions	21,451

Net change in unrealized appreciation (depreciation) on:
Investments	(109,004)
Options written	21,183

(87,821)

Net gain (loss) on investment transactions	(66,370)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(69,145)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 235

PGIM Nasdaq-100 Buffer 12 ETF - October

Statement of Changes in Net Assets (unaudited)

December 27, 2024* through April 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(2,775)
Net realized gain (loss) on in-kind redemptions	21,451
Net change in unrealized appreciation (depreciation) on investments	(87,821)

Net increase (decrease) in net assets resulting from operations	(69,145)

Fund share transactions
Net proceeds from shares sold (130,000 shares)	3,228,336
Shares redeemed in-kind (10,000 shares)	(244,190)

Net increase (decrease) in net assets from Fund share transactions	2,984,146

Total increase (decrease)	2,915,001

Net Assets:

Beginning of period	—

End of period	$2,915,001

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Financial Highlights (unaudited)

	December 27, 2024(a) through April 30, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	(0.68)
Total from investment operations	(0.71)
Net asset value, end of period	$24.29
Total Return(c):	(2.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,915
Average net assets (000)	$2,426
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.34	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 237

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

AFFILIATED EXCHANGE-TRADED FUNDS
PGIM Nasdaq-100 Buffer 12 ETF - January*	84,976	$2,058,527
PGIM Nasdaq-100 Buffer 12 ETF - April*	84,976	2,130,850
PGIM Nasdaq-100 Buffer 12 ETF - July*	84,976	2,085,812
PGIM Nasdaq-100 Buffer 12 ETF - October*	84,976	2,067,823

TOTAL LONG-TERM INVESTMENTS
(cost $8,477,841)		8,343,012

SHORT-TERM INVESTMENT 0.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)
(cost $1,474)	1,474	1,474

TOTAL INVESTMENTS 100.0%
(cost $8,479,315)(wa)		8,344,486
Other assets in excess of liabilities 0.0%		79

NET ASSETS 100.0%		$8,344,565

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$8,343,012	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,474	—	—

Total	$8,344,486	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2025 were as follows:

Affiliated Exchange-Traded Funds	100.0%
Affiliated Mutual Fund	0.0	*

	100.0
Other assets in excess of liabilities	0.0	*

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Rock ETF Trust 239

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Affiliated investments (cost $8,479,315)	$8,344,486
Receivable for Fund shares sold	74
Dividends receivable	5

Total Assets	8,344,565

Net Assets	$8,344,565

Net assets were comprised of:
Common stock, at par	$340
Paid-in capital in excess of par	8,476,598
Total distributable earnings (loss)	(132,373)

Net assets, April 30, 2025	$8,344,565

Net asset value, offering price and redemption price per share, ($8,344,565 ÷ 340,000 shares of common stock issued and outstanding)	$24.54

See Notes to Financial Statements.

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Statement of Operations (unaudited)

For the Period December 27, 2024* through April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,612

Expenses

Miscellaneous	102

Net investment income (loss)	2,510

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(54)

Net change in unrealized appreciation (depreciation) on investments	(134,829)

Net gain (loss) on investment transactions	(134,883)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(132,373)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 241

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Statement of Changes in Net Assets (unaudited)

December 27, 2024* through April 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,510
Net realized gain (loss) on investment transactions	(54)
Net change in unrealized appreciation (depreciation) on investments	(134,829)

Net increase (decrease) in net assets resulting from operations	(132,373)

Fund share transactions
Net proceeds from shares sold (280,000 shares)	7,000,000
Shares sold in-kind (70,000 shares)	1,705,106
Shares redeemed in-kind (10,000 shares)	(228,168)

Net increase (decrease) in net assets from Fund share transactions	8,476,938

Total increase (decrease)	8,344,565

Net Assets:

Beginning of period	—

End of period	$8,344,565

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Financial Highlights (unaudited)

	December 27, 2024(a) through April 30, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.47)
Total from investment operations	(0.46)
Net asset value, end of period	$24.54
Total Return(c):	(1.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,345
Average net assets (000)	$7,313
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	-	%(e)(f)
Expenses before waivers and/or expense reimbursement	-	%(e)(f)
Net investment income (loss)	0.10	%(e)
Portfolio turnover rate(g)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Amount rounds to zero.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 243

PGIM S&P 500 Max Buffer ETF - January

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 101.4%

AFFILIATED MUTUAL FUND 2.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)
(cost $60,310)(wb)	60,310	$60,310

OPTIONS PURCHASED*~ 99.0%
(cost $2,519,511)		2,475,984

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 101.4%
(cost $2,579,821)		2,536,294

OPTION WRITTEN*~ (1.4)%
(premiums received $80,802)		(34,676)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0%
(cost $2,499,019)		2,501,618
Liabilities in excess of other assets(z) (0.0)%		(800)

NET ASSETS 100.0%		$2,500,818

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$5.86	42	4	$2,287,320
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08	42	4	188,664

Total Options Purchased (cost $2,519,511)						$2,475,984

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$630.27	42	4	$(34,676)

(premiums received $80,802)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$60,310	$—	$—
Options Purchased	—	2,475,984	—

Total	$60,310	$2,475,984	$—

Liabilities
Option Written	$—	$(34,676)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 245

PGIM S&P 500 Max Buffer ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	99.0%
Affiliated Mutual Fund	2.4

101.4
Option Written	(1.4)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,475,984	Options written outstanding, at value	$34,676

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2025 are as follows:

For the period ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(43,527)	$46,126

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,519,511
Options Written (2)	4,200

*	Average volume is based on average quarter end balances for the period ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 247

PGIM S&P 500 Max Buffer ETF - January

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $2,519,511)	$2,475,984
Affiliated investments (cost $60,310)	60,310
Dividends receivable	219

Total Assets	2,536,513

Liabilities

Options written outstanding, at value (premiums received $80,802)	34,676
Management fee payable	1,019

Total Liabilities	35,695

Net Assets	$2,500,818

Net assets were comprised of:
Common stock, at par	$100
Paid-in capital in excess of par	2,500,805
Total distributable earnings (loss)	(87)

Net assets, April 30, 2025	$2,500,818

Net asset value, offering price and redemption price per share, ($2,500,818 ÷ 100,001 shares of common stock issued and outstanding)	$25.01

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Statement of Operations (unaudited)

For the Period December 31, 2024* through April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,364

Expenses
Management fee	4,050

Net investment income (loss)	(2,686)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(43,527)
Options written	46,126

Net gain (loss) on investment transactions	2,599

Net Increase (Decrease) In Net Assets Resulting From Operations	$(87)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 249

PGIM S&P 500 Max Buffer ETF - January

Statement of Changes in Net Assets (unaudited)

December 31, 2024* through April 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(2,686)
Net change in unrealized appreciation (depreciation) on investments	2,599

Net increase (decrease) in net assets resulting from operations	(87)

Fund share transactions

Net proceeds from shares sold (100,001 shares)	2,500,905

Total increase (decrease)	2,500,818

Net Assets:
Beginning of period	—

End of period	$2,500,818

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Financial Highlights (unaudited)

	December 31, 2024(a) through April 30, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.04
Total from investment operations	0.01
Net asset value, end of period	$25.01
Total Return(c):	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,501
Average net assets (000)	$2,464
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.33	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 251

PGIM S&P 500 Max Buffer ETF - February

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 101.1%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $41,607)(wb)	41,607	$41,607

OPTIONS PURCHASED*~ 99.9% (cost $3,566,923)		3,469,178

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 101.1% (cost $3,608,530)		3,510,785

OPTION WRITTEN*~ (1.1)% (premiums received $110,789)		(36,072)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,497,741)		3,474,713
Liabilities in excess of other assets(z) (0.0)%		(1,261)

NET ASSETS 100.0%		$3,473,452

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$6.02	58	6	$3,154,923
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82	58	6	314,255

Total Options Purchased (cost $3,566,923)						$3,469,178

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$646.48	58	6	$(36,072)

(premiums received $110,789)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$41,607	$—	$—
Options Purchased	—	3,469,178	—

Total	$41,607	$3,469,178	$—

Liabilities
Option Written	$—	$(36,072)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 253

PGIM S&P 500 Max Buffer ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	99.9%
Affiliated Mutual Fund	1.2

101.1
Option Written	(1.1)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$3,469,178	Options written outstanding, at value	$36,072

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2025 are as follows:

For the period ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written

Equity contracts	$(97,745)	$74,717

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,797,784
Options Written (2)	4,550

*	Average volume is based on average quarter end balances for the period ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 255

PGIM S&P 500 Max Buffer ETF - February

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $3,566,923)	$3,469,178
Affiliated investments (cost $41,607)	41,607
Dividends receivable	154

Total Assets	3,510,939

Liabilities

Options written outstanding, at value (premiums received $110,789)	36,072
Management fee payable	1,415

Total Liabilities	37,487

Net Assets	$3,473,452

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,498,917
Total distributable earnings (loss)	(25,605)

Net assets, April 30, 2025	$3,473,452

Net asset value, offering price and redemption price per share, ($3,473,452 ÷ 140,001 shares of common stock issued and outstanding)	$24.81

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - February

Statement of Operations (unaudited)

For the Period January 31, 2025* through April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,263

Expenses
Management fee	3,840

Net investment income (loss)	(2,577)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	(97,745)
Options written	74,717

Net gain (loss) on investment transactions	(23,028)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(25,605)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 257

PGIM S&P 500 Max Buffer ETF - February

Statement of Changes in Net Assets (unaudited)

January 31, 2025* through April 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(2,577)
Net change in unrealized appreciation (depreciation) on investments	(23,028)

Net increase (decrease) in net assets resulting from operations	(25,605)

Fund share transactions
Net proceeds from shares sold (140,001 shares)	3,499,057

Total increase (decrease)	3,473,452

Net Assets:
Beginning of period	—

End of period	$3,473,452

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - February

Financial Highlights (unaudited)

	January 31, 2025(a) through April 30, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	(0.17)
Total from investment operations	(0.19)
Net asset value, end of period	$24.81
Total Return(c):	(0.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,473
Average net assets (000)	$3,150
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.34	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 259

PGIM S&P 500 Max Buffer ETF - March

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 101.8%

AFFILIATED MUTUAL FUND 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $13,547)(wb)	13,547	$13,547

OPTIONS PURCHASED*~ 101.2% (cost $2,301,672)		2,261,879

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 101.8% (cost $2,315,219)		2,275,426

OPTION WRITTEN*~ (1.8)% (premiums received $67,616)		(38,937)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,247,603)		2,236,489
Liabilities in excess of other assets(z) (0.0)%		(860)

NET ASSETS 100.0%		$2,235,629

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$5.94	38	4	$2,068,013
SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18	38	4	193,866

Total Options Purchased (cost $2,301,672)						$2,261,879

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$636.37	38	4	$(38,937)

(premiums received $67,616)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund.	$13,547	$—	$—
Options Purchased	—	2,261,879	—

Total	$13,547	$2,261,879	$—

Liabilities
Option Written	$—	$(38,937)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 261

PGIM S&P 500 Max Buffer ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	101.2%
Affiliated Mutual Fund	0.6

101.8
Option Written	(1.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$2,261,879	Options written outstanding, at value	$38,937

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2025 are as follows:

For the period ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(39,793)	$28,679

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM Rock ETF Trust 263

PGIM S&P 500 Max Buffer ETF - March

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $2,301,672)	$2,261,879
Affiliated investments (cost $13,547)	13,547
Dividends receivable	51

Total Assets	2,275,477

Liabilities

Options written outstanding, at value (premiums received $67,616)	38,937
Management fee payable	911

Total Liabilities	39,848

Net Assets	$2,235,629

Net assets were comprised of:
Common stock, at par	$90
Paid-in capital in excess of par	2,247,423
Total distributable earnings (loss)	(11,884)

Net assets, April 30, 2025	$2,235,629

Net asset value, offering price and redemption price per share, ($2,235,629 ÷ 90,001 shares of common stock issued and outstanding)	$24.84

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Statement of Operations (unaudited)

For the Period February 28, 2025* through April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,055

Expenses
Management fee	1,825

Net investment income (loss)	(770)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(39,793)
Options written	28,679

Net gain (loss) on investment transactions	(11,114)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(11,884)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 265

PGIM S&P 500 Max Buffer ETF - March

Statement of Changes in Net Assets (unaudited)

February 28, 2025* through April 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(770)
Net change in unrealized appreciation (depreciation) on investments	(11,114)

Net increase (decrease) in net assets resulting from operations	(11,884)

Fund share transactions
Net proceeds from shares sold (90,001 shares)	2,247,513

Total increase (decrease)	2,235,629

Net Assets:
Beginning of period	—

End of period	$2,235,629

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Financial Highlights (unaudited)

	February 28, 2025(a) through April 30, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	(0.15)
Total from investment operations	(0.16)
Net asset value, end of period	$24.84
Total Return(c):	(0.64)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,236
Average net assets (000)	$2,184
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.21	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 267

PGIM S&P 500 Max Buffer ETF - April

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.3%

AFFILIATED MUTUAL FUND 0.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $5,571)(wb)	5,571	$5,571

OPTIONS PURCHASED*~ 102.1% (cost $2,522,068)		2,557,456

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 102.3% (cost $2,527,639)		2,563,027

OPTION WRITTEN*~ (4.5)%
(premiums received $82,739)		(112,244)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 97.8% (cost $2,444,900)		2,450,783
Other assets in excess of liabilities(z) 2.2%		55,906

NET ASSETS 100.0%		$2,506,689

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59	44	4	$2,389,684
SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39	44	4	167,772

Total Options Purchased (cost $2,522,068)						$2,557,456

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$600.23	44	4	$(112,244)

(premiums received $82,739)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund.	$5,571	$—	$—
Options Purchased	—	2,557,456	—

Total	$5,571	$2,557,456	$—

Liabilities
Option Written	$—	$(112,244)	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	102.1%

See Notes to Financial Statements.

PGIM Rock ETF Trust 269

PGIM S&P 500 Max Buffer ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation (continued):

Affiliated Mutual Fund	0.2%

102.3
Option Written	(4.5)
Other assets in excess of liabilities	2.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,557,456	Options written outstanding, at value	$112,244

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2025 are as follows:

For the period ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$35,388	$(29,505)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - April

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $2,522,068)	$2,557,456
Affiliated investments (cost $5,571)	5,571
Receivable for Fund shares sold	501,344
Receivable for investments sold	20,391
Dividends receivable	20

Total Assets	3,084,782

Liabilities
Payable for investments purchased	465,025
Options written outstanding, at value (premiums received $82,739)	112,244
Management fee payable	824

Total Liabilities	578,093

Net Assets	$2,506,689

Net assets were comprised of:

Common stock, at par	$100
Paid-in capital in excess of par	2,501,269
Total distributable earnings (loss)	5,320

Net assets, April 30, 2025	$2,506,689

Net asset value, offering price and redemption price per share, ($2,506,689 ÷ 100,001 shares of common stock issued and outstanding)	$25.07

See Notes to Financial Statements.

PGIM Rock ETF Trust 271

PGIM S&P 500 Max Buffer ETF - April

Statement of Operations (unaudited)

For the Period March 31, 2025* through April 30, 2025

Net Investment Income (Loss)

Affiliated dividend income	$261

Expenses
Management fee	824

Net investment income (loss)	(563)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	35,388
Options written	(29,505)

Net gain (loss) on investment transactions	5,883

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,320

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - April

Statement of Changes in Net Assets (unaudited)

March 31, 2025* through April 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(563)
Net change in unrealized appreciation (depreciation) on investments	5,883

Net increase (decrease) in net assets resulting from operations	5,320

Fund share transactions
Net proceeds from shares sold (100,001 shares)	2,501,369

Total increase (decrease)	2,506,689

Net Assets:
Beginning of period	—

End of period	$2,506,689

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 273

PGIM S&P 500 Max Buffer ETF - April

Financial Highlights (unaudited)

	March 31, 2025(a) through April 30, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.08
Total from investment operations	0.07
Net asset value, end of period	$25.07
Total Return(c):	0.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,507
Average net assets (000)	$1,989
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.34	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 202.0%

AFFILIATED MUTUAL FUND 100.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $2,000,025)(wb)	2,000,025	$2,000,025

OPTIONS PURCHASED*~ 102.0% (cost $2,039,224)		2,039,076

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 202.0% (cost $4,039,249)		4,039,101

OPTION WRITTEN*~ (3.1)% (premiums received $61,808)		(61,884)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 198.9% (cost $3,977,441)		3,977,217
Liabilities in excess of other assets(z) (98.9)%		(1,977,201)

NET ASSETS 100.0%		$2,000,016

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55	36	4	$1,948,428
SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54	36	4	90,648

Total Options Purchased (cost $2,039,224)						$2,039,076

See Notes to Financial Statements.

PGIM Rock ETF Trust 275

PGIM S&P 500 Max Buffer ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$592.91	36	4	$(61,884)

(premiums received $61,808)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$2,000,025	$—	$—
Options Purchased	—	2,039,076	—

Total	$2,000,025	$2,039,076	$—

Liabilities
Option Written	$—	$(61,884)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Options Purchased	102.0%

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Investment Allocation (continued):

Affiliated Mutual Fund	100.0%

202.0
Option Written	(3.1)
Liabilities in excess of other assets	(98.9)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,039,076	Options written outstanding, at value	$61,884

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2025 are as follows:

For the period ended April 30, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(148)	$(76)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM Rock ETF Trust 277

PGIM S&P 500 Max Buffer ETF - May

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value:
Unaffiliated investments (cost $2,039,224)	$2,039,076
Affiliated investments (cost $2,000,025)	2,000,025
Receivable for investments sold	61,808
Dividends receivable	242

Total Assets	4,101,151

Liabilities
Payable for investments purchased	2,039,224
Options written outstanding, at value (premiums received $61,808)	61,884
Management fee payable	27

Total Liabilities	2,101,135

Net Assets	$2,000,016

Net assets were comprised of:
Common stock, at par	$80
Paid-in capital in excess of par	1,999,945
Total distributable earnings (loss)	(9)

Net assets, April 30, 2025	$2,000,016

Net asset value, offering price and redemption price per share, ($2,000,016 ÷ 80,001 shares of common stock issued and outstanding)	$25.00

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Statement of Operations (unaudited)

As of April 30, 2025 *

Net Investment Income (Loss)

Affiliated dividend income	$242

Expenses
Management fee	27

Net investment income (loss)	215

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(148)
Options written	(76)

Net gain (loss) on investment transactions	(224)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(9)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 279

PGIM S&P 500 Max Buffer ETF - May

Statement of Changes in Net Assets (unaudited)

As of April 30,2025*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$215
Net change in unrealized appreciation (depreciation) on investments	(224)

Net increase (decrease) in net assets resulting from operations	(9)

Fund share transactions
Net proceeds from shares sold (80,001 shares)	2,000,025

Total increase (decrease)	2,000,016

Net Assets:
Beginning of period	—

End of period	$2,000,016

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Financial Highlights (unaudited)

	As of April 30,2025(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)
Net realized and unrealized gain (loss) on investment transactions	-	(c)
Total from investment operations	-
Net asset value, end of period	$25.00
Total Return(d):	0.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,000
Average net assets (000)	$2,000
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)
Net investment income (loss)	3.92	%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 281

Notes to Financial Statements (unaudited)

1.	Organization

PGIM Rock ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the series of the RIC listed below (each a “Fund” and collectively the “Funds”). Each Fund operates as an exchange-traded fund.

PGIM S&P 500 Buffer 12 ETF - January	PGIM S&P 500 Buffer 20 ETF - January
PGIM S&P 500 Buffer 12 ETF - February	PGIM S&P 500 Buffer 20 ETF - February
PGIM S&P 500 Buffer 12 ETF - March	PGIM S&P 500 Buffer 20 ETF - March
PGIM S&P 500 Buffer 12 ETF - April	PGIM S&P 500 Buffer 20 ETF - April
PGIM S&P 500 Buffer 12 ETF - May	PGIM S&P 500 Buffer 20 ETF - May
PGIM S&P 500 Buffer 12 ETF - June	PGIM S&P 500 Buffer 20 ETF - June
PGIM S&P 500 Buffer 12 ETF - July	PGIM S&P 500 Buffer 20 ETF - July
PGIM S&P 500 Buffer 12 ETF - August	PGIM S&P 500 Buffer 20 ETF - August
PGIM S&P 500 Buffer 12 ETF - September	PGIM S&P 500 Buffer 20 ETF - September
PGIM S&P 500 Buffer 12 ETF - October	PGIM S&P 500 Buffer 20 ETF - October
PGIM S&P 500 Buffer 12 ETF - November	PGIM S&P 500 Buffer 20 ETF - November
PGIM S&P 500 Buffer 12 ETF - December	PGIM S&P 500 Buffer 20 ETF - December
(collectively, the “S&P 500 Buffer 12 ETFs”)	(collectively, the “S&P 500 Buffer 20 ETFs”)
(the S&P 500 Buffer 12 ETFs and S&P 500 Buffer 20 ETFs are collectively referred to as the “S&P 500 Buffer ETFs”)

The investment objective of each S&P 500 Buffer ETF is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside cap while providing a downside buffer against the first 12% or 20%, as applicable (before fees and expenses) of SPY’s losses over the one-year Target Outcome Period. Each S&P 500 Buffer ETF seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of SPY. The returns sought by each S&P 500 Buffer ETF, which include limited downside protection (a “limited buffer”) against the first 12% or 20%, as applicable, (before fees and expenses) of SPY losses and an upside limit on share price return of SPY (a “cap”) (before fees and expenses), are based on the price return of SPY over an approximate one-year period (the “Target Outcome Period”).

PGIM Laddered S&P 500 Buffer 12 ETF	PGIM Laddered S&P 500 Buffer 20 ETF
(collectively, the “Laddered S&P 500 Buffer ETFs”)

The investment objective of each Laddered S&P 500 Buffer ETF is to provide investors with capital appreciation. The PGIM Laddered S&P 500 Buffer 12 ETF seeks to achieve its investment objective by providing investors with U.S. large-cap equity market exposure through a “laddered portfolio” of the twelve S&P 500 Buffer 12 ETFs. The PGIM Laddered S&P 500 Buffer 20 ETF seeks to achieve its investment objective by providing investors with U.S. large-cap equity market exposure through a “laddered portfolio” of the twelve S&P 500

Buffer 20 ETFs.

PGIM Nasdaq-100 Buffer 12 ETF - January	PGIM Nasdaq-100 Buffer 12 ETF -July
PGIM Nasdaq-100 Buffer 12 ETF - April	PGIM Nasdaq-100 Buffer 12 ETF -October
(collectively, the “Nasdaq-100 Buffer ETFs”)

The investment objective of each Nasdaq-100 Buffer ETF is to provide investors with returns that match the price return of the Invesco QQQ Trust, Series 1 (“QQQ”) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the QQQ losses over the one-year Target Outcome Period. Each Nasdaq-100 Buffer ETF seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of QQQ. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of QQQ losses and an upside limit on share price return of QQQ (a “cap”) (before fees and expenses), are based on the price return of QQQ over an approximate one-year period (the “Target Outcome Period”).

PGIM Laddered Nasdaq-100 Buffer 12 ETF
(“Laddered Nasdaq ETF”)

The investment objective of the Laddered Nasdaq ETF is to seek to provide investors with capital appreciation. The fund seeks to achieve its investment by providing investors with exposure to the stocks included in the Nasdaq-100 Index while attempting to limit downside risk by investing in a “laddered portfolio” of the four Nasdaq-100 Buffer ETFs.

PGIM S&P 500 Max Buffer ETF - January	PGIM S&P 500 Max Buffer ETF - April
PGIM S&P 500 Max Buffer ETF - February	PGIM S&P 500 Max Buffer ETF - May
PGIM S&P 500 Max Buffer ETF - March
(collectively, the “S&P 500 Max Buffer ETFs”)

The investment objective of each S&P 500 Max Buffer ETF is to provide investors with returns that match the price return of SPY up to a predetermined upside cap while seeking to maximize the downside protection against SPY’s losses over the one-year Target Outcome Period. Each S&P 500 Max Buffer ETF seeks to provide downside protection against approximately 100% (before fees and expenses) of SPY losses (the “approximate buffer”). At the same time each S&P 500 Max Buffer ETF allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of SPY (a “cap”) (before fees and expenses), in each case based on the price return of SPY (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”).

Each Fund is a non-diversified fund for purposes of the 1940 Act, except for each Laddered S&P 500 Buffer ETF and PGIM Laddered Nasdaq-100 Buffer 12 ETF, which are diversified funds for purposes of the 1940 Act.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of

PGIM Rock ETF Trust 283

Notes to Financial Statements (unaudited) (continued)

significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments (other than Flexible Exchange Options “FLEX Options”), if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. FLEX Options are valued at an evaluated price provided by an independent pricing agent. Such price is model-based with consideration for trade activity provided by the exchange. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: Certain Funds invest substantially all of their assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but

PGIM Rock ETF Trust 285

Notes to Financial Statements (unaudited) (continued)

provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement.

For each Target Outcome Period, the Funds invest in a combination of purchased and written (sold) FLEX Options that reference the Underlying ETF. Because a portion of the value of the Funds is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Funds’ net asset value (“NAV”) and the price of the Underlying ETF. The Funds utilize European style option contracts, which are exercisable only on the expiration date of the option contract.

The Funds intend to structure the FLEX Options so that any amount owed by the Funds on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Funds will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.

When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

To the extent that the Funds write, or sell, an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. As a result, the Funds bear the market risk of an unfavorable change in the price of the asset underlying the written option. Exchange-traded options contracts present minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to management agreements with the RIC on behalf of the Funds (the Management Agreements), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the Management Agreement relating to each Fund, there is a unitary fee structure for each Funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, excluding payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding

PGIM Rock ETF Trust 287

Notes to Financial Statements (unaudited) (continued)

shareholder meetings, litigation, indemnification and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.50% of each Fund’s average daily net assets with the exception of the Laddered S&P 500 Buffer ETFs and Laddered Nasdaq ETF. The Laddered S&P 500 Buffer ETFs and Laddered Nasdaq ETF do not pay the Manager a unitary fee. For the reporting period ended April 30, 2025, the unitary fee rates for each of the Laddered S&P 500 Buffer ETFs and Laddered Nasdaq ETF were 0.00% of each Fund’s average daily net assets. The Manager voluntarily agreed to reduce a portion of the Funds’ respective unitary management fees through December 31, 2024, by the following amounts for the period ended April 30, 2025 (which is not subject to recoupment by the Manager):

Fund	Unitary Fee Waiver
PGIM S&P 500 Buffer 12 ETF - January	$3,833
PGIM S&P 500 Buffer 20 ETF - January	3,153
PGIM S&P 500 Buffer 12 ETF - February	4,736
PGIM S&P 500 Buffer 20 ETF - February	3,756
PGIM S&P 500 Buffer 12 ETF - March	4,381
PGIM S&P 500 Buffer 20 ETF - March	5,040
PGIM S&P 500 Buffer 12 ETF - April	4,574
PGIM S&P 500 Buffer 20 ETF - April	4,935
PGIM S&P 500 Buffer 12 ETF - May	3,542
PGIM S&P 500 Buffer 20 ETF - May	4,213
PGIM S&P 500 Buffer 12 ETF - June	4,962
PGIM S&P 500 Buffer 20 ETF - June	6,709
PGIM S&P 500 Buffer 12 ETF - July	6,901
PGIM S&P 500 Buffer 20 ETF - July	6,250
PGIM S&P 500 Buffer 12 ETF - August	3,904
PGIM S&P 500 Buffer 20 ETF - August	4,729
PGIM S&P 500 Buffer 12 ETF - September	4,862
PGIM S&P 500 Buffer 20 ETF - September	3,279
PGIM S&P 500 Buffer 12 ETF - October	5,097
PGIM S&P 500 Buffer 20 ETF - October	3,360
PGIM S&P 500 Buffer 12 ETF - November	3,380
PGIM S&P 500 Buffer 20 ETF - November	6,813
PGIM S&P 500 Buffer 12 ETF - December	5,711
PGIM S&P 500 Buffer 20 ETF - December	3,773

The Manager has entered into subadvisory agreements (Subadvisory Agreements) with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments.PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the reporting period ended April 30, 2025.

The aggregate cost of purchases and proceeds from sales of in-kind creation and redemption transactions for the reporting period ended April 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM S&P 500 Buffer 12 ETF - January	$—	$4,829,331
PGIM S&P 500 Buffer 20 ETF - January	—	12,299,211
PGIM S&P 500 Buffer 12 ETF - February	—	4,232,444
PGIM S&P 500 Buffer 20 ETF - February	—	3,852,606
PGIM S&P 500 Buffer 12 ETF - March	—	8,326,561
PGIM S&P 500 Buffer 20 ETF - March	—	8,056,261
PGIM S&P 500 Buffer 12 ETF - April	—	6,425,368
PGIM S&P 500 Buffer 20 ETF - April	—	9,401,128
PGIM S&P 500 Buffer 12 ETF - May	—	5,784,464
PGIM S&P 500 Buffer 20 ETF - May	—	6,583,630
PGIM S&P 500 Buffer 12 ETF - June	—	4,554,941
PGIM S&P 500 Buffer 20 ETF - June	—	—
PGIM S&P 500 Buffer 12 ETF - July	—	541,005

PGIM Rock ETF Trust 289

Notes to Financial Statements (unaudited) (continued)

Fund	Cost of Purchases	Proceeds from Sales
PGIM S&P 500 Buffer 20 ETF - July	$—	$286,867
PGIM S&P 500 Buffer 12 ETF - August	—	—
PGIM S&P 500 Buffer 20 ETF - August	—	287,578
PGIM S&P 500 Buffer 12 ETF - September	—	—
PGIM S&P 500 Buffer 20 ETF - September	—	—
PGIM S&P 500 Buffer 12 ETF - October	—	890,777
PGIM S&P 500 Buffer 20 ETF - October	—	—
PGIM S&P 500 Buffer 12 ETF - November	—	—
PGIM S&P 500 Buffer 20 ETF - November	—	285,387
PGIM S&P 500 Buffer 12 ETF - December	—	5,314,026
PGIM S&P 500 Buffer 20 ETF - December	—	4,113,568
PGIM Laddered S&P 500 Buffer 12 ETF	14,358,613	—
PGIM Laddered S&P 500 Buffer 20 ETF	26,183,507	5,580,592
PGIM Nasdaq-100 Buffer 12 ETF - January	—	—
PGIM Nasdaq-100 Buffer 12 ETF - April	—	867,982
PGIM Nasdaq-100 Buffer 12 ETF - July	—	—
PGIM Nasdaq-100 Buffer 12 ETF - October	—	247,392
PGIM Laddered Nasdaq-100 Buffer 12 ETF	1,704,779	228,096
PGIM S&P 500 Max Buffer ETF - January	—	—
PGIM S&P 500 Max Buffer ETF - February	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented as follows:

PGIM S&P 500 Buffer 12 ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$54,795	$82,982	$81,129	$—	$—	$56,648	56,648	$1,388

PGIM S&P 500 Buffer 20 ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$43,320	$26,096,625	$25,705,898	$—	$—	$434,047	434,047	$10,709

PGIM S&P 500 Buffer 12 ETF - February

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$64,391	$155,460	$144,594	$—	$—	$75,257	75,257	$1,614

PGIM S&P 500 Buffer 20 ETF - February

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$42,753	$291,408	$179,247	$—	$—	$154,914	154,914	$2,057

PGIM S&P 500 Buffer 12 ETF - March

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$65,427	$189,040	$186,332	$—	$—	$68,135	68,135	$1,437

PGIM S&P 500 Buffer 20 ETF - March

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$53,748	$228,999	$147,207	$—	$—	$135,540	135,540	$1,909

PGIM Rock ETF Trust 291

Notes to Financial Statements (unaudited) (continued)

PGIM S&P 500 Buffer 12 ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$47,977	$152,836	$112,830	$—	$—	$87,983	87,983	$1,305

PGIM S&P 500 Buffer 20 ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$63,494	$367,147	$222,705	$—	$—	$207,936	207,936	$2,121

PGIM S&P 500 Buffer 12 ETF - May

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$63,872	$60,025	$64,251	$—	$—	$59,646	59,646	$1,407

PGIM S&P 500 Buffer 20 ETF - May

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$69,436	$68,077	$72,739	$—	$—	$64,774	64,774	$1,548

PGIM S&P 500 Buffer 12 ETF - June

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$68,481	$287,027	$305,346	$—	$—	$50,162	50,162	$2,623

PGIM S&P 500 Buffer 20 ETF - June

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$79,878	$86,712	$83,249	$—	$—	$83,341	83,341	$2,082

PGIM S&P 500 Buffer 12 ETF - July

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$59,776	$88,861	$28,741	$—	$—	$119,896	119,896	$1,602

PGIM S&P 500 Buffer 20 ETF - July

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$81,566	$107,073	$68,006	$—	$—	$120,633	120,633	$2,445

PGIM S&P 500 Buffer 12 ETF - August

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$56,938	$41,952	$15,642	$—	$—	$83,248	83,248	$1,418

PGIM Rock ETF Trust 293

Notes to Financial Statements (unaudited) (continued)

PGIM S&P 500 Buffer 20 ETF - August

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$30,825	$105,414	$75,097	$—	$—	$61,142	61,142	$1,474

PGIM S&P 500 Buffer 12 ETF - September

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$62,316	$38,819	$11,680	$—	$—	$89,455	89,455	$1,541

PGIM S&P 500 Buffer 20 ETF - September

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$31,413	$102,248	$92,515	$—	$—	$41,146	41,146	$1,122

PGIM S&P 500 Buffer 12 ETF - October

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$41,898	$118,288	$98,279	$—	$—	$61,907	61,907	$1,219

PGIM S&P 500 Buffer 20 ETF - October

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$73,704	$44,207	$34,030	$—	$—	$83,881	83,881	$1,780

PGIM S&P 500 Buffer 12 ETF - November

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$22,970	$133,477	$72,481	$—	$—	$83,966	83,966	$1,477

PGIM S&P 500 Buffer 20 ETF - November

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$53,990	$130,823	$103,652	$—	$—	$81,161	81,161	$1,651

PGIM S&P 500 Buffer 12 ETF - December

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$71,413	$999,131	$989,532	$—	$—	$81,012	81,012	$1,786

PGIM S&P 500 Buffer 20 ETF - December

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$55,595	$1,783,393	$1,638,197	$—	$—	$200,791	200,791	$3,008

PGIM Rock ETF Trust 295

Notes to Financial Statements (unaudited) (continued)

PGIM Laddered S&P 500 Buffer 12 ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 12 ETF - January*(1)
$ 2,033,757	$ 1,193,633	$ —	$ (32,623)	$—	$ 3,194,767	113,513	$ —

PGIM S&P 500 Buffer 12 ETF - February*(1)
$ 2,028,002	$ 1,182,841	$ —	$ (54,123)	$—	$ 3,156,720	115,139	$ —

PGIM S&P 500 Buffer 12 ETF - March*(1)
$ 2,051,902	$ 1,216,205	$ —	$ 10,334	$—	$ 3,278,441	117,955	$ —

PGIM S&P 500 Buffer 12 ETF - April*(1)
$ 2,055,244	$ 1,207,846	$ —	$ (79,202)	$—	$ 3,183,888	120,183	$ —

PGIM S&P 500 Buffer 12 ETF - May*(1)
$ 2,041,772	$ 1,199,582	$ —	$ (2,785)	$—	$ 3,238,569	117,809	$ —

PGIM S&P 500 Buffer 12 ETF - June*(1)
$ 2,048,808	$ 1,203,034	$ —	$ (35,984)	$—	$ 3,215,858	121,515	$ —

PGIM S&P 500 Buffer 12 ETF - July*(1)
$ 2,039,117	$ 1,197,793	$ —	$ (54,977)	$—	$ 3,181,933	121,056	$ —

PGIM S&P 500 Buffer 12 ETF - August*(1)
$ 2,039,110	$ 1,196,484	$ —	$ (40,666)	$—	$ 3,194,928	120,927	$ —

PGIM S&P 500 Buffer 12 ETF - September*(1)
$ 2,025,063	$ 1,187,884	$ —	$ (33,362)	$—	$ 3,179,585	121,212	$ —

PGIM S&P 500 Buffer 12 ETF - October*(1)
$ 2,023,229	$ 1,189,808	$ —	$ (29,080)	$—	$ 3,183,957	121,663	$ —

PGIM S&P 500 Buffer 12 ETF - November*(1)
$ 2,060,242	$ 1,208,601	$ —	$ (29,158)	$—	$ 3,239,685	121,949	$ —

PGIM S&P 500 Buffer 12 ETF - December*(1)
$ 2,032,713	$ 1,174,902	$ —	$ (70,587)	$—	$ 3,137,028	121,497	$ —
$24,478,959	$14,358,613	$ —	$(452,213)	$—	$38,385,359		$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)
$ 101,060	$ 58,182	$4,475	$ —	$—	$ 154,767	154,767	$2,670
$24,580,019	$14,416,795	$4,475	$(452,213)	$—	$38,540,126		$2,670

PGIM Laddered S&P 500 Buffer 20 ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 20 ETF - January*(1)
$ 1,462,295	$ 2,163,869	$ 463,265	$ (46,798)	$ 27,540	$ 3,143,641	114,019	$ —

PGIM S&P 500 Buffer 20 ETF - February*(1)
$ 1,461,719	$ 2,161,839	$ 460,953	$ (63,113)	$ 25,255	$ 3,124,747	115,187	$ —

PGIM S&P 500 Buffer 20 ETF - March*(1)
$ 1,469,599	$ 2,191,019	$ 468,098	$ (22,967)	$ 33,006	$ 3,202,559	116,953	$ —

PGIM S&P 500 Buffer 20 ETF - April*(1)
$ 1,475,583	$ 2,206,506	$ 469,891	$ (90,637)	$ 34,045	$ 3,155,606	118,840	$ —

PGIM S&P 500 Buffer 20 ETF - May*(1)
$ 1,466,862	$ 2,182,963	$ 466,591	$ 10,291	$ 30,767	$ 3,224,292	117,247	$ —

PGIM S&P 500 Buffer 20 ETF - June*(1)
$ 1,473,246	$ 2,192,171	$ 467,826	$ (52,824)	$ 32,018	$ 3,176,785	120,158	$ —

PGIM S&P 500 Buffer 20 ETF - July*(1)
$ 1,465,571	$ 2,187,163	$ 465,557	$ (69,472)	$ 30,250	$ 3,147,955	119,565	$ —

PGIM S&P 500 Buffer 20 ETF - August*(1)
$ 1,467,825	$ 2,188,086	$ 465,900	$ (63,121)	$ 30,884	$ 3,157,774	119,438	$ —

PGIM S&P 500 Buffer 20 ETF - September*(1)
$ 1,454,190	$ 2,171,083	$ 461,945	$ (50,945)	$ 26,658	$ 3,139,041	119,728	$ —

PGIM S&P 500 Buffer 20 ETF - October*(1)
$ 1,456,722	$ 2,172,391	$ 462,224	$ (43,926)	$ 26,640	$ 3,149,603	120,146	$ —

PGIM S&P 500 Buffer 20 ETF - November*(1)
$ 1,476,889	$ 2,204,524	$ 469,024	$ (56,293)	$ 33,317	$ 3,189,413	120,437	$ —

PGIM S&P 500 Buffer 20 ETF - December*(1)
$ 1,463,830	$ 2,161,894	$ 459,319	$ (83,398)	$ 23,764	$ 3,106,771	120,010	$ —
$17,594,331	$26,183,508	$5,580,593	$(633,203)	$354,144	$37,918,187		$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)
$ 83,550	$ 147,047	$ 53,975	$ —	$ —	$ 176,622	176,622	$3,371
$17,677,881	$26,330,555	$5,634,568	$(633,203)	$354,144	$38,094,809		$3,371

PGIM Rock ETF Trust 297

Notes to Financial Statements (unaudited) (continued)

PGIM Nasdaq-100 Buffer 12 ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$—	$2,056,784	$2,007,059	$—	$—	$49,725	49,725	$1,525

 PGIM Nasdaq-100 Buffer 12 ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$—	$2,075,842	$2,023,295	$—	$—	$52,547	52,547	$1,269

PGIM Nasdaq-100 Buffer 12 ETF - July

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$—	$2,001,872	$1,984,258	$—	$—	$17,614	17,614	$1,143

PGIM Nasdaq-100 Buffer 12 ETF - October

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$—	$2,047,791	$1,987,659	$—	$—	$60,132	60,132	$1,369

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM Nasdaq-100 Buffer 12 ETF - January*(1)
$—	$ 2,172,657	$ 56,423	$ (57,690)	$(17)	$2,058,527	84,976	$ —

PGIM Nasdaq-100 Buffer 12 ETF - April*(1)
$—	$ 2,183,907	$ 59,043	$ 5,995	$ (9)	$2,130,850	84,976	$ —

PGIM Nasdaq-100 Buffer 12 ETF - July*(1)
$—	$ 2,177,324	$ 57,728	$ (33,771)	$(13)	$2,085,812	84,976	$ —

PGIM Nasdaq-100 Buffer 12 ETF - October*(1)
$—	$ 2,174,073	$ 56,872	$ (49,363)	$(15)	$2,067,823	84,976	$ —
$—	$ 8,707,961	$ 230,066	$(134,829)	$(54)	$8,343,012		$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)
$—	$ 7,004,179	$7,002,705	$ —	$ —	$ 1,474	1,474	$2,612
$—	$15,712,140	$7,232,771	$(134,829)	$(54)	$8,344,486		$2,612

PGIM S&P 500 Max Buffer ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$—	$2,209,839	$2,149,529	$—	$—	$60,310	60,310	$1,364

PGIM S&P 500 Max Buffer ETF - February

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$—	$2,059,101	$2,017,494	$—	$—	$41,607	41,607	$1,263

PGIM Rock ETF Trust 299

Notes to Financial Statements (unaudited) (continued)

PGIM S&P 500 Max Buffer ETF - March

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$—	$2,015,212	$2,001,665	$—	$—	$13,547	13,547	$1,055

PGIM S&P 500 Max Buffer ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$—	$2,000,266	$1,994,695	$—	$—	$5,571	5,571	$261

PGIM S&P 500 Max Buffer ETF - May

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$—	$2,000,025	$—	$—	$—	$2,000,025	2,000,025	$242

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM S&P 500 Buffer 12 ETF - January	$ 8,104,362	$ 343,939	$ (579,095)	$(235,156)

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM S&P 500 Buffer 20 ETF - January	$44,005,810	$1,767,463	$(2,762,517)	$(995,054)
PGIM S&P 500 Buffer 12 ETF - February	8,540,344	393,970	(702,181)	(308,211)
PGIM S&P 500 Buffer 20 ETF - February	13,379,657	785,424	(1,141,931)	(356,507)
PGIM S&P 500 Buffer 12 ETF - March	8,042,512	308,417	(572,182)	(263,765)
PGIM S&P 500 Buffer 20 ETF - March	12,582,024	526,642	(790,268)	(263,626)
PGIM S&P 500 Buffer 12 ETF - April	8,747,749	141,303	(157,299)	(15,996)
PGIM S&P 500 Buffer 20 ETF - April	19,375,636	221,314	(228,132)	(6,818)
PGIM S&P 500 Buffer 12 ETF - May	6,101,975	—	(909)	(909)
PGIM S&P 500 Buffer 20 ETF - May	6,656,406	—	(992)	(992)
PGIM S&P 500 Buffer 12 ETF - June	6,305,173	218,821	(165,427)	53,394
PGIM S&P 500 Buffer 20 ETF - June	8,676,151	492,691	(180,346)	312,345
PGIM S&P 500 Buffer 12 ETF - July	8,838,156	182,974	(86,463)	96,511
PGIM S&P 500 Buffer 20 ETF - July	10,328,594	308,990	(115,924)	193,066
PGIM S&P 500 Buffer 12 ETF - August	4,995,466	106,993	(84,967)	22,026
PGIM S&P 500 Buffer 20 ETF - August	6,032,343	162,371	(110,781)	51,590
PGIM S&P 500 Buffer 12 ETF - September	6,254,168	120,930	(83,050)	37,880
PGIM S&P 500 Buffer 20 ETF - September	5,729,562	144,636	(101,019)	43,617
PGIM S&P 500 Buffer 12 ETF - October	6,879,156	177,728	(253,715)	(75,987)
PGIM S&P 500 Buffer 20 ETF - October	7,303,526	240,308	(201,774)	38,534
PGIM S&P 500 Buffer 12 ETF - November	5,132,199	191,201	(282,454)	(91,253)
PGIM S&P 500 Buffer 20 ETF - November	7,734,411	357,540	(406,596)	(49,056)
PGIM S&P 500 Buffer 12 ETF - December	7,246,520	371,003	(649,919)	(278,916)
PGIM S&P 500 Buffer 20 ETF - December	25,727,292	383,348	(471,237)	(87,889)
PGIM Laddered S&P 500 Buffer 12 ETF	38,264,524	306,386	(30,784)	275,602
PGIM Laddered S&P 500 Buffer 20 ETF	38,201,068	77,044	(183,303)	(106,259)

PGIM Rock ETF Trust 301

Notes to Financial Statements (unaudited) (continued)

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Nasdaq-100 Buffer 12 ETF - January	$ 4,004,038	$ 204,247	$ (333,592)	$(129,345)
PGIM Nasdaq-100 Buffer 12 ETF - April	6,238,739	121,658	(94,133)	27,525
PGIM Nasdaq-100 Buffer 12 ETF - July	2,498,638	125,654	(172,568)	(46,914)
PGIM Nasdaq-100 Buffer 12 ETF - October	3,003,764	113,907	(201,728)	(87,821)
PGIM Laddered Nasdaq-100 Buffer 12 ETF	8,479,315	5,995	(140,824)	(134,829)
PGIM S&P 500 Max Buffer ETF - January	2,499,019	122,046	(119,447)	2,599
PGIM S&P 500 Max Buffer ETF - February	3,497,741	220,994	(244,022)	(23,028)
PGIM S&P 500 Max Buffer ETF - March	2,247,603	112,443	(123,557)	(11,114)
PGIM S&P 500 Max Buffer ETF - April	2,444,900	45,738	(39,855)	5,883
PGIM S&P 500 Max Buffer ETF - May	3,977,441	—	(224)	(224)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM S&P 500 Buffer 12 ETF - January	$—	$—
PGIM S&P 500 Buffer 20 ETF - January	—	—
PGIM S&P 500 Buffer 12 ETF - February	—	—
PGIM S&P 500 Buffer 20 ETF - February	—	—
PGIM S&P 500 Buffer 12 ETF - March	—	—
PGIM S&P 500 Buffer 20 ETF - March	—	—
PGIM S&P 500 Buffer 12 ETF - April	—	—
PGIM S&P 500 Buffer 20 ETF - April	—	—
PGIM S&P 500 Buffer 12 ETF - May	—	—
PGIM S&P 500 Buffer 20 ETF - May	—	—
PGIM S&P 500 Buffer 12 ETF - June	—	—

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM S&P 500 Buffer 20 ETF - June	$—	$—
PGIM S&P 500 Buffer 12 ETF - July	(39,000)	—
PGIM S&P 500 Buffer 20 ETF - July	(39,000)	—
PGIM S&P 500 Buffer 12 ETF - August	(47,000)	—
PGIM S&P 500 Buffer 20 ETF - August	(46,000)	—
PGIM S&P 500 Buffer 12 ETF - September	(48,000)	—
PGIM S&P 500 Buffer 20 ETF - September	(47,000)	—
PGIM S&P 500 Buffer 12 ETF - October	(92,000)	—
PGIM S&P 500 Buffer 20 ETF - October	(49,000)	—
PGIM S&P 500 Buffer 12 ETF - November	(69,000)	—
PGIM S&P 500 Buffer 20 ETF - November	(264,000)	—
PGIM S&P 500 Buffer 12 ETF - December	—	—
PGIM S&P 500 Buffer 20 ETF - December	—	—
PGIM Laddered S&P 500 Buffer 12 ETF	—	—
PGIM Laddered S&P 500 Buffer 20 ETF	—	—
PGIM Nasdaq-100 Buffer 12 ETF - January	—	—
PGIM Nasdaq-100 Buffer 12 ETF - April	—	—
PGIM Nasdaq-100 Buffer 12 ETF - July	—	—
PGIM Nasdaq-100 Buffer 12 ETF - October	—	—
PGIM Laddered Nasdaq-100 Buffer 12 ETF	—	—
PGIM S&P 500 Max Buffer ETF - January	—	—
PGIM S&P 500 Max Buffer ETF - February	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
PGIM S&P 500 Buffer 12 ETF - January	$(6,000)	$—
PGIM S&P 500 Buffer 20 ETF - January	(4,000)	—
PGIM S&P 500 Buffer 12 ETF - February	(8,000)	—
PGIM S&P 500 Buffer 20 ETF - February	(7,000)	—
PGIM S&P 500 Buffer 12 ETF - March	(7,000)	—
PGIM S&P 500 Buffer 20 ETF - March	(10,000)	—
PGIM S&P 500 Buffer 12 ETF - April	(8,000)	—
PGIM S&P 500 Buffer 20 ETF - April	(12,000)	—
PGIM S&P 500 Buffer 12 ETF - May	(4,000)	—
PGIM S&P 500 Buffer 20 ETF - May	(7,000)	—
PGIM S&P 500 Buffer 12 ETF - June	(15,000)	—
PGIM S&P 500 Buffer 20 ETF - June	(10,000)	—
PGIM S&P 500 Buffer 12 ETF - July	(11,000)	—
PGIM S&P 500 Buffer 20 ETF - July	(12,000)	—
PGIM S&P 500 Buffer 12 ETF - August	(4,000)	—
PGIM S&P 500 Buffer 20 ETF - August	(5,000)	—

PGIM Rock ETF Trust 303

Notes to Financial Statements (unaudited) (continued)

Fund	Qualified Late-Year Losses	Post-October Capital Losses
PGIM S&P 500 Buffer 12 ETF - September	$(5,000)	$—
PGIM S&P 500 Buffer 20 ETF - September	(3,000)	—
PGIM S&P 500 Buffer 12 ETF - October	(5,000)	—
PGIM S&P 500 Buffer 20 ETF - October	(4,000)	—
PGIM S&P 500 Buffer 12 ETF - November	(3,000)	—
PGIM S&P 500 Buffer 20 ETF - November	(10,000)	—
PGIM S&P 500 Buffer 12 ETF - December	(10,000)	—
PGIM S&P 500 Buffer 20 ETF - December	(4,000)	—
PGIM Laddered S&P 500 Buffer 12 ETF	—	—
PGIM Laddered S&P 500 Buffer 20 ETF	—	—
PGIM Nasdaq-100 Buffer 12 ETF - January	—	—
PGIM Nasdaq-100 Buffer 12 ETF - April	—	—
PGIM Nasdaq-100 Buffer 12 ETF - July	—	—
PGIM Nasdaq-100 Buffer 12 ETF - October	—	—
PGIM Laddered Nasdaq-100 Buffer 12 ETF	—	—
PGIM S&P 500 Max Buffer ETF - January	—	—
PGIM S&P 500 Max Buffer ETF - February	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—

The Manager has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. except for Nasdaq-100 Buffer ETFs and Laddered Nasdaq ETF, which list their shares on the Nasdaq Stock Market LLC. (together with Cboe BZX Exchange, Inc., the “Exchanges”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 10,000 shares of each Fund.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM S&P 500 Buffer 12 ETF - January	185,273	66.2%
PGIM S&P 500 Buffer 20 ETF - January	137,369	8.8
PGIM S&P 500 Buffer 12 ETF - February	155,983	51.9
PGIM S&P 500 Buffer 20 ETF - February	146,503	30.5
PGIM S&P 500 Buffer 12 ETF - March	156,844	56.0
PGIM S&P 500 Buffer 20 ETF - March	153,519	34.1
PGIM S&P 500 Buffer 12 ETF - April	159,629	48.4
PGIM S&P 500 Buffer 20 ETF - April	161,553	22.1
PGIM S&P 500 Buffer 12 ETF - May	151,725	69.0
PGIM S&P 500 Buffer 20 ETF - May	120,769	50.3
PGIM S&P 500 Buffer 12 ETF - June	163,100	67.8
PGIM S&P 500 Buffer 20 ETF - June	161,518	47.4
PGIM S&P 500 Buffer 12 ETF - July	137,343	40.4
PGIM S&P 500 Buffer 20 ETF - July	135,643	33.9
PGIM S&P 500 Buffer 12 ETF - August	130,224	68.5
PGIM S&P 500 Buffer 20 ETF - August	129,525	56.3
PGIM S&P 500 Buffer 12 ETF - September	125,462	52.3

PGIM Rock ETF Trust 305

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM S&P 500 Buffer 20 ETF - September	125,761	57.2%
PGIM S&P 500 Buffer 12 ETF - October	153,819	59.2
PGIM S&P 500 Buffer 20 ETF - October	136,115	48.6
PGIM S&P 500 Buffer 12 ETF - November	129,926	68.4
PGIM S&P 500 Buffer 20 ETF - November	125,351	43.2
PGIM S&P 500 Buffer 12 ETF - December	129,700	48.0
PGIM S&P 500 Buffer 20 ETF - December	120,010	12.1
PGIM Laddered S&P 500 Buffer 12 ETF	522,000	35.3
PGIM Laddered S&P 500 Buffer 20 ETF	471,500	32.3
PGIM Nasdaq-100 Buffer 12 ETF - January	92,477	57.8
PGIM Nasdaq-100 Buffer 12 ETF - April	92,877	37.2
PGIM Nasdaq-100 Buffer 12 ETF - July	92,477	92.5
PGIM Nasdaq-100 Buffer 12 ETF - October	92,477	77.1
PGIM Laddered Nasdaq-100 Buffer 12 ETF	280,000	82.4
PGIM S&P 500 Max Buffer ETF - January	77,001	77.0
PGIM S&P 500 Max Buffer ETF - February	76,001	54.3
PGIM S&P 500 Max Buffer ETF - March	80,001	88.9
PGIM S&P 500 Max Buffer ETF - April	69,001	69.0
PGIM S&P 500 Max Buffer ETF - May	80,001	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM S&P 500 Buffer 12 ETF - January	1	66.2%
PGIM S&P 500 Buffer 20 ETF - January	1	8.8
PGIM S&P 500 Buffer 12 ETF - February	1	51.9
PGIM S&P 500 Buffer 20 ETF - February	1	30.5
PGIM S&P 500 Buffer 12 ETF - March	1	56.0
PGIM S&P 500 Buffer 20 ETF - March	1	34.1
PGIM S&P 500 Buffer 12 ETF - April	1	48.4
PGIM S&P 500 Buffer 20 ETF - April	1	22.1
PGIM S&P 500 Buffer 12 ETF - May	1	69.0
PGIM S&P 500 Buffer 20 ETF - May	1	50.3
PGIM S&P 500 Buffer 12 ETF - June	1	67.8
PGIM S&P 500 Buffer 20 ETF - June	1	47.4
PGIM S&P 500 Buffer 12 ETF - July	1	40.4
PGIM S&P 500 Buffer 20 ETF - July	1	33.9
PGIM S&P 500 Buffer 12 ETF - August	1	68.5
PGIM S&P 500 Buffer 20 ETF - August	1	56.3
PGIM S&P 500 Buffer 12 ETF - September	1	52.3
PGIM S&P 500 Buffer 20 ETF - September	1	57.2

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM S&P 500 Buffer 12 ETF - October	1	59.2%
PGIM S&P 500 Buffer 20 ETF - October	1	48.6
PGIM S&P 500 Buffer 12 ETF - November	1	68.4
PGIM S&P 500 Buffer 20 ETF - November	1	43.2
PGIM S&P 500 Buffer 12 ETF - December	1	48.0
PGIM S&P 500 Buffer 20 ETF - December	1	12.1
PGIM Laddered S&P 500 Buffer 12 ETF	1	35.3
PGIM Laddered S&P 500 Buffer 20 ETF	1	32.3
PGIM Nasdaq-100 Buffer 12 ETF - January	1	57.8
PGIM Nasdaq-100 Buffer 12 ETF - April	1	37.2
PGIM Nasdaq-100 Buffer 12 ETF - July	1	92.5
PGIM Nasdaq-100 Buffer 12 ETF - October	1	77.1
PGIM Laddered Nasdaq-100 Buffer 12 ETF	1	82.4
PGIM S&P 500 Max Buffer ETF - January	1	77.0
PGIM S&P 500 Max Buffer ETF - February	1	54.3
PGIM S&P 500 Max Buffer ETF - March	1	88.9
PGIM S&P 500 Max Buffer ETF - April	1	69.0
PGIM S&P 500 Max Buffer ETF - May	1	100.0
Unaffiliated:
PGIM S&P 500 Buffer 12 ETF - January	2	31.4
PGIM S&P 500 Buffer 20 ETF - January	1	82.3
PGIM S&P 500 Buffer 12 ETF - February	3	42.7
PGIM S&P 500 Buffer 20 ETF - February	3	55.9
PGIM S&P 500 Buffer 12 ETF - March	3	37.7
PGIM S&P 500 Buffer 20 ETF - March	2	51.1
PGIM S&P 500 Buffer 12 ETF - April	3	48.4
PGIM S&P 500 Buffer 20 ETF - April	2	74.1
PGIM S&P 500 Buffer 12 ETF - May	3	24.5
PGIM S&P 500 Buffer 20 ETF - May	2	40.7
PGIM S&P 500 Buffer 12 ETF - June	3	26.9
PGIM S&P 500 Buffer 20 ETF - June	2	41.7
PGIM S&P 500 Buffer 12 ETF - July	3	52.3
PGIM S&P 500 Buffer 20 ETF - July	2	56.0
PGIM S&P 500 Buffer 12 ETF - August	3	22.6
PGIM S&P 500 Buffer 20 ETF - August	3	37.0
PGIM S&P 500 Buffer 12 ETF - September	2	42.6
PGIM S&P 500 Buffer 20 ETF - September	4	29.9
PGIM S&P 500 Buffer 12 ETF - October	3	36.3
PGIM S&P 500 Buffer 20 ETF - October	2	41.7
PGIM S&P 500 Buffer 12 ETF - November	3	27.2
PGIM S&P 500 Buffer 20 ETF - November	2	43.6
PGIM S&P 500 Buffer 12 ETF - December	3	47.8
PGIM S&P 500 Buffer 20 ETF - December	3	80.4
PGIM Laddered S&P 500 Buffer 12 ETF	3	57.8
PGIM Laddered S&P 500 Buffer 20 ETF	3	62.8
PGIM Nasdaq-100 Buffer 12 ETF - January	1	30.1

PGIM Rock ETF Trust 307

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
PGIM Nasdaq-100 Buffer 12 ETF - April	1	56.2%
PGIM Nasdaq-100 Buffer 12 ETF - July	—	—
PGIM Nasdaq-100 Buffer 12 ETF - October	1	16.7
PGIM Laddered Nasdaq-100 Buffer 12 ETF	1	13.1
PGIM S&P 500 Max Buffer ETF - January	2	13.7
PGIM S&P 500 Max Buffer ETF - February	3	39.2
PGIM S&P 500 Max Buffer ETF - March	1	5.8
PGIM S&P 500 Max Buffer ETF - April	3	30.9
PGIM S&P 500 Max Buffer ETF - May	—	—

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended April 30, 2025, certain funds had subscriptions in-kind and/or redemptions in-kind with total proceeds in the amounts presented on the Statement of Changes in Net Assets.

8.	Risks of Investing in the Funds

S&P 500 Buffer ETFs and S&P 500 Max Buffer ETFs:

Each S&P 500 Buffer ETF’s and S&P 500 Max Buffer ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. With respect to the S&P 500 Buffer ETFs and the S&P 500 Max Buffer ETFs, the term “Underlying ETF” means SPY. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.

Cap Change Risk: A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods. In addition, depending on market conditions for the FLEX Options and the establishment of the cap, the S&P 500 Max Buffer ETFs may have a buffer significantly below 100% in certain Target Outcome Periods.

Capped Upside Risk: The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund’s fees and expenses and because the Fund’s returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind.

Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust 309

Notes to Financial Statements (unaudited) (continued)

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of

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a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.

FLEX Options Valuation Risk: The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.

Large Capitalization Companies Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

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Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Target Outcome Period Risk: The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap, and to the extent applicable its buffer, each Target Outcome Period.

Tax Risk: The Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund’s options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a Regulated Investment Company, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a Regulated Investment Company for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a Regulated Investment Company, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary

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income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its Regulated Investment Company qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its Regulated Investment Company qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a Regulated Investment Company.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund’s value may not directly correlate to the value of the Underlying ETF due to the Fund’s fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund’s value.

Laddered S&P 500 Buffer ETFs:

Each Laddered S&P 500 Buffer ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. With respect to the Laddered S&P 500 Buffer ETFs, the term “Underlying ETFs” means the S&P 500 Buffer 12 ETFs or the S&P 500 Buffer 20 ETFs, as applicable. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will provide downside protection against SPY losses. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. Each Underlying ETF’s strategy seeks to deliver returns that match the price return of SPY (up to the cap), while limiting downside losses, if shares are bought on the first day of a Target Outcome Period and held until the end of that Target Outcome Period. To the extent the Fund acquires shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalancing, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, to the extent the Fund disposes of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalancing, any such dispositions typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the end of a Target Outcome Period, the buffer that the Underlying ETF seeks to provide may not be available. If the Fund purchases Underlying ETF shares during a Target Outcome Period at a time when the Underlying ETF has decreased in value by 12% or 20%, as applicable, or more, from the value of the Underlying ETF on the first day of the Target Outcome Period (the “Initial Underlying ETF Value”), the buffer protection received by the Fund from its investments in

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the Underlying ETF will essentially be zero (meaning the Fund can lose its entire investment). If the Fund purchases Underlying ETF shares at a time when the Underlying ETF has decreased in value by less than 12% or 20%, as applicable, from the Initial Underlying ETF Value, the Underlying ETF’s buffer protection received by the Fund from its investments in the Underlying ETF will be reduced by the difference between the Initial Underlying ETF Value and the NAV of the Underlying ETF on the date the Fund purchases the shares.

Cap Change Risk: A new cap for an Underlying ETF is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: Each Underlying ETF’s strategy seeks to provide returns that match the price return of SPY for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Fund’s potential gain will be limited to the difference between the Underlying ETF’s NAV on the date the Fund purchases Underlying ETF shares and the cap), there may be little or no ability for the Fund to experience an investment gain on those Underlying ETF shares; however, the Fund will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Fund at a certain point in time severely limiting the Fund’s ability to participate in gains during that time. If SPY experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Fund buys Underlying ETF shares when the price exceeds the cap, the Fund will not experience any gain in respect of those Underlying ETF shares regardless of the performance of SPY.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an Underlying ETF and, in turn, the Fund. An Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of an Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, an Underlying ETF and, in turn, the Fund could suffer significant losses.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through investments in the Underlying ETFs which have exposure to FLEX Options on the SPY. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Underlying ETFs invest could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any

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exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: The Underlying ETFs invest in FLEX Options. When an Underlying ETF purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Underlying ETF were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying ETF. To the extent that the Underlying ETF writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Underlying ETF and, in turn, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options, Underlying ETF shares and, in turn, Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, an Underlying ETF’s counterparty is the OCC, rather than a bank or broker. Since no Underlying ETF is a member of the OCC and only members (“clearing members”) can participate directly in the OCC, each Underlying ETF will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Underlying ETF will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by an Underlying ETF with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of such Underlying ETF’s clearing member. There is a risk that the assets of an Underlying ETF might not be fully protected in the event of a clearing member’s default and an Underlying ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, an Underlying ETF could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of an Underlying ETF.

FLEX Options Valuation Risk: The FLEX Options held by the Underlying ETFs will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the SPY. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the SPY. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the SPY’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by an Underlying ETF typically do not increase or decrease at the same rate as the SPY’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Underlying ETF’s NAV (and, in turn, the Fund’s NAV) may not increase or decrease at the same rate as the SPY’s share price.

Large Capitalization Companies Risk: SPY invests in the securities of large capitalization companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying ETF’s and, in turn, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

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investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other ETFs. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Target Outcome Period Risk: Each Underlying ETF’s investment strategy is designed to deliver returns that match the price return of SPY if shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Fund acquires shares of an Underlying ETF after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Fund’s investment in Underlying ETF shares may not be buffered against a decline in the value of SPY and may not participate in a gain in the value of SPY for the Fund’s investment period.

Tax Risk: The Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). To qualify and maintain its status as a Regulated Investment Company, the Fund must meet certain income, diversification and distribution tests. The Fund’s qualification as a Regulated Investment Company depends on the qualification of the Underlying ETFs as Regulated Investment Companies. If one or more of the Underlying ETFs were to lose its status as a Regulated Investment Company, the Fund might fail its requirement to have a diversified portfolio, and, thus, lose its own Regulated Investment Company status. If the Fund did not qualify as a Regulated Investment Company for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a Regulated Investment Company, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

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Underlying ETFs and SPY Risk: The value of an investment in the Fund will be related to the investment performance of the Underlying ETFs and, in turn, SPY. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETFs and its investments. Exposure to the Underlying ETFs will also expose the Fund to a pro rata portion of the Underlying ETFs’ fees and expenses. The fluctuating value of the FLEX Options will affect the Underlying ETFs’ value and, in turn, the Fund’s value.

The Fund intends to generally rebalance its portfolio to equal weight (i.e., 81/3% per Underlying ETF) quarterly, in connection with the reset of the cap of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.

Nasdaq-100 Buffer ETFs:

Each Nasdaq-100 Buffer ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. With respect to the Nasdaq-100 Buffer ETFs, the term “Underlying ETF” means QQQ. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.

Cap Change Risk: A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund’s fees and expenses and because the Fund’s returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind.

Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase

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investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the

“Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

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FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.

FLEX Options Valuation Risk: The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.

Large Capitalization Companies Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

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The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Target Outcome Period Risk: The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.

Tax Risk: The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund’s options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the

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Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Technology Sector Risk: QQQ’s assets may be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means it will be more affected by the performance of the technology sector than a fund that is less concentrated. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Underlying ETF Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund’s value may not directly correlate to the value of the Underlying ETF due to the Fund’s fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund’s value.

Laddered Nasdaq ETF:

The Laddered Nasdaq ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. With respect to the Laddered Nasdaq ETF, the term “Underlying ETFs” means the Nasdaq-100 Buffer ETFs. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against QQQ losses. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. Each Underlying ETF’s strategy seeks to deliver returns that match the price return of QQQ (up to the cap), while limiting downside losses, if shares are bought on the first day of a Target Outcome Period and held until the end of that Target Outcome Period. To the extent the Fund acquires shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalancing, the Fund typically will not acquire

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Underlying ETF shares on the first day of a Target Outcome Period. Likewise, to the extent the Fund disposes of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalancing, any such dispositions typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the end of a Target Outcome Period, the buffer that the Underlying ETF seeks to provide may not be available. If the Fund purchases Underlying ETF shares during a Target Outcome Period at a time when the Underlying ETF has decreased in value by 12% or more from the value of the Underlying ETF on the first day of the Target Outcome Period (the “Initial Underlying ETF Value”), the buffer protection received by the Fund from its investments in the Underlying ETF will essentially be zero (meaning the Fund can lose its entire investment). If the Fund purchases Underlying ETF shares at a time when the Underlying ETF has decreased in value by less than 12% from the Initial Underlying ETF Value, the Fund’s ability to benefit from the buffer will be reduced by the difference between the Initial Underlying ETF Value and the NAV of the Underlying ETF on the date the Fund purchases the shares.

Cap Change Risk: A new cap for an Underlying ETF is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: Each Underlying ETF’s strategy seeks to provide returns that match the price return of QQQ for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Fund’s potential gain will be limited to the difference between the Underlying ETF’s NAV on the date the Fund purchases Underlying ETF shares and the cap), there may be little or no ability for the Fund to experience an investment gain on those Underlying ETF shares; however, the Fund will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Fund at a certain point in time severely limiting the Fund’s ability to participate in gains during that time. If QQQ experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Fund buys Underlying ETF shares when the price exceeds the cap, the Fund will not experience any gain in respect of those Underlying ETF shares regardless of the performance of QQQ.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind.

Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an Underlying ETF and, in turn, the Fund. An Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of an Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, an Underlying ETF and, in turn, the Fund could suffer significant losses.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through investments in the Underlying ETFs which have exposure to FLEX Options on the QQQ. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Underlying ETFs invest could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and

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Notes to Financial Statements (unaudited) (continued)

demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: The Underlying ETFs invest in FLEX Options. When an Underlying ETF purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Underlying ETF were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying ETF. To the extent that the Underlying ETF writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Underlying ETF and, in turn, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options, Underlying ETF shares and, in turn, Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, an Underlying ETF’s counterparty is the OCC, rather than a bank or broker. Since no Underlying ETF is a member of the OCC and only members (“clearing members”) can participate directly in the OCC, each Underlying ETF will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Underlying ETF will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by an Underlying ETF with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of such Underlying ETF’s clearing member. There is a risk that the assets of an Underlying ETF might not be fully protected in the event of a clearing member’s default and an Underlying ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, an Underlying ETF could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of an Underlying ETF.

FLEX Options Valuation Risk: The FLEX Options held by the Underlying ETFs will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the QQQ. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the QQQ. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the QQQ’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by an Underlying ETF typically do not increase or decrease at the same rate as the QQQ’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Underlying ETF’s NAV (and, in turn, the Fund’s NAV) may not increase or decrease at the same rate as the QQQ’s share price.

Large Capitalization Companies Risk: QQQ invests in the securities of large capitalization companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies

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Notes to Financial Statements (unaudited) (continued)

with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying ETF’s and, in turn, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other ETFs. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Target Outcome Period Risk: Each Underlying ETF’s investment strategy is designed to deliver returns that match the price return of QQQ if shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Fund acquires shares of an Underlying ETF after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Fund’s investment in Underlying ETF shares may not be buffered against a decline in the value of QQQ and may not participate in a gain in the value of QQQ for the Fund’s investment period.

Tax Risk: The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. The Fund’s qualification as a RIC depends on the qualification of the Underlying ETFs as RICs. If one or more of the Underlying ETFs were to lose its status as a RIC, the Fund might fail its requirement to have a diversified portfolio, and, thus, lose its own RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief

PGIM Rock ETF Trust 339

Notes to Financial Statements (unaudited) (continued)

provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Technology Sector Risk: QQQ’s assets may be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means it will be more affected by the performance of the technology sector than a fund that is less concentrated. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Underlying ETFs and QQQ Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETFs, and, in turn, QQQ. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Fund and its investments. Exposure to the Underlying ETFs will also expose the Fund to a pro rata portion of the Underlying ETFs’ fees and expenses. The fluctuating value of the FLEX Options will affect the Underlying ETFs’ value, and, in turn, the Fund’s value.

The Fund intends to generally rebalance its portfolio to equal weight (i.e., 25% per Underlying ETF) quarterly, in connection with the reset of the cap of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.

9.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

PGIM Rock ETF Trust 341

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Directors, Officers, and Others of Open-End Management Investment Companies are compensated through the unitary management fee paid by the Fund to the Manager and not directly by the Fund. The advisory fee paid is included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM Rock ETF Trust

By:	/s/Andrew R. French
Andrew R. French
Secretary

Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 23, 2025

By:	/s/Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 23, 2025